UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)

SoFi Select 500 ETF

Ticker: SFY

SoFi Next 500 ETF

Ticker: SFYX

SoFi Social 50 ETF

Ticker: SFYF

SoFi Gig Economy ETF

Ticker: GIGE

SoFi Weekly Income ETF

Ticker: TGIF

SoFi Weekly Dividend ETF

Ticker: WKLY

Semi-Annual Report

August 31, 2021

SoFi Funds

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SoFi Funds

The information presented in this report relates to the performance during the 6-month period beginning March 1, 2021 and ended August 31, 2021 (the “fiscal period”). The SoFi Weekly Dividend ETF commenced operations on May 10, 2021, and the information presented for the Fund relates to the performance during the period beginning May 10, 2021 and ended August 31, 2021.

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “SFY Index”).

Index Description:

In summary, the SFY Index is rebalanced and reconstituted annually. The process begins with the selection of the 500 largest constituents by market capitalization of the Solactive US Broad Market Index, which generally includes common stocks and equity interests in real estate investment trusts (“REITs”). The weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on three growth-oriented factors:

1)trailing 12-month sales growth,

2)trailing 12-month earnings per share (“EPS”) growth, and

3)12-month forward-looking EPS growth consensus estimates.

The SFY Index’s construction does not naturally target any specific sector or industry, however, due to market conditions and certain factors, a sector may be relatively overweight/underweight for periods of time.

Fund Description:

SFY, via the SFY Index, is composed of 500 of the largest publicly traded U.S. companies and seeks to track the performance of the SFY Index.

Performance Overview:

During the fiscal period, SFY generated a total return of 20.87% (NAV) and 20.55% (Market). This compares to the 20.91% total return of the SFY Index, and the 19.52% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology and Consumer (Non-Cyclical) were the leading contributors, while Energy, Basic Materials, and Utilities were the leading detractors. As of August 31, 2021, 27.3% of the SFY’s net assets were invested in the Technology sector.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Microsoft Corp., Apple, Inc., and NVIDIA Corp. Conversely, the leading detractors included Zoom Video Communications, Inc., Intel Corp., and Micron Technology, Inc.

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “SFYX Index”).

Index Description:

Similar to the SFY Index described above, in summary, the SFYX Index is rebalanced and reconstituted annually, and the process begins with the selection of the next 500 largest constituents by market capitalization of the Solactive US Broad Market Index, and generally includes common stocks and equity interests in REITs. Again, the weight of these constituents is initially based on their free-float market capitalization and then adjusted upward or downward based on the same three growth-oriented factors:

1)trailing 12-month sales growth,

2)trailing 12-month earnings per share (“EPS”) growth, and

3)12-month forward-looking EPS growth consensus estimates.

The Index’s construction does not target any specific sector or industry but may be relatively overweight/underweight for periods of time.

2

SoFi Funds

Fund Description:

SFYX, via the SFYX Index, is composed of 500 publicly traded U.S. companies in the second tier of 500 companies based on market capitalization and seeks to track the performance of the Index.

Performance Overview:

During the fiscal period, SFYX generated a total return of 10.20% (NAV) and 10.28% (Market). This compares to the 10.18% total return of the SFYX Index, and the 10.97% total return of the benchmark, the S&P MidCap 400® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology and Financial were the leading contributors, while Communications and Energy were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Datadog, Inc., Upstart Holdings, Inc., and Novavax, Inc. Conversely, the leading detractors included Axon Enterprise, Inc., Enphase Energy, Inc., and Boston Beer Company, Inc.

The SoFi Social 50 ETF

The SoFi Social 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the SoFi Social 50 Index (the “SFYF Index”).

Index Description:

The SFYF Index is designed to reflect the 50 most widely held U.S.-listed equity securities in the self-directed brokerage accounts of SoFi Securities, LLC, an affiliate of Social Finance, Inc. (the “SoFi Accounts”), as weighted by aggregate holdings within the SoFi Accounts. Securities eligible for inclusion in the SFYF Index must: (a) be U.S.-listed equity securities held in SoFi Accounts, and (b) have an average daily trading volume of at least $10,000,000 during the preceding one-month and six-month periods (the “Eligible Universe”). The SFYF Index may include common stocks and equity interests in REITs. ETFs and other investment companies are not eligible for the SFYF Index.

Securities in the Eligible Universe are sorted based on:

1)The number of SoFi Accounts that hold a particular security and

2)The total market value of the security held in the SoFi Accounts.

Each security in the Eligible Universe is then ranked from highest to lowest based on its “Weighted Average Value” (e.g., the security with the highest Weighted Average Value is assigned rank 1).

Subject to a “buffer rule” aimed at limiting SFYF Index turnover, securities ranked within the top 50 are included in the SFYF Index. Each security in the SFYF Index is then weighted based on its Weighted Average Value in relation to that of the other SFYF Index components and is subject to certain individual security weight and sector concentration caps. For example, the weight of each individual SFYF Index component is capped at 10%, and securities representing investments in any particular industry sector are capped at 50%. The SFYF Index is rebalanced and reconstituted monthly.

The SFYF Index’s construction does not target any specific sector or industry, however, due to market conditions and certain factors a sector may be relatively overweight/underweight for periods of time.

Fund Description:

SFYF, via the SFYF Index, is composed of the 50 most widely held U.S.-listed equity securities in the SoFi Accounts as weighted by their calculated Weighted Average Value (see above for detail) within the SoFi Accounts.

Performance Overview:

During the fiscal period, SFYF generated a total return of 37.20% (NAV) and 36.74% (Market). This compares to the 37.47% total return of the SFYF Index, and 19.52% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

3

SoFi Funds

From a sector perspective, based on performance attribution to the overall portfolio, Communications and Technology were the leading contributors, while Industrial and Consumer (Non-Cyclical) were the leading detractors. As of August 31, 2021, 34.7% of the SFYF’s net assets were invested in the Consumer (Cyclical) sector.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included AMC Entertainment Holdings, Inc., Gamestop Corp., and Moderna, Inc. Conversely, the leading detractors included Zomedica Corp., Sundial Growers, Inc., and Alibaba Group Holding Ltd.

The SoFi Gig Economy ETF

The SoFi Gig Economy ETF (“GIGE”) is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective of long-term capital appreciation primarily by investing in a portfolio of companies listed around the world that GIGE’s investment adviser considers part of the “gig economy”.

Fund Description:

The “gig economy” refers to the group of companies that have embraced, that support, or that otherwise benefit from a workforce where individual employees or independent contractors are empowered to create their own freelance business by leveraging recent developments in technology platforms that enable individuals to offer their services directly to retail and commercial customers. Examples of gig economy businesses include selling or reselling products through auction platforms or web-based stores and offering delivery services through an app-based platform.

The investment management team behind the strategy seeks investments in underlying companies that:

•drive the overall gig economy universe,

•transform the way our economy transacts goods and services,

•modify how work gets done, and

•embraces the work from home economy.

These companies are broken up into categories, seeking direct participants, direct & indirect supportive gig economy businesses, companies that help facilitate processes within the gig economy, and any other ancillary benefiting companies because of the gig economy. These companies are put into a multi-tiered process based on their growth prospects within the gig economy and managed to allow for necessary concentration to generate alpha but not overconcentration which may cause significant volatility. The team actively rebalances the portfolio frequently, as such a new industry classification, GIGE can experience large individual position volatility and new issuances can occur frequently.

Performance Overview:

During the fiscal period, GIGE generated a total return of -11.48% (NAV) and -12.01% (Market). This compares to the 21.15% total return of the Nasdaq-100® Total Return Index, and the 19.52% return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology and Financial were the largest contributors. While Consumer (Cyclical) and Communications detracted the most. As of August 31, 2021, 53.5% of GIGE’s net assets were invested in the Communication sector.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Monday.com Ltd., LendingClub Corp., and Lightspeed Commerce, Inc. Conversely, the leading detractors included New Oriental Education & Technology Group, Inc., Huya Inc., and Baidu, Inc.

The SoFi Weekly Income ETF

The SoFi Weekly Income ETF (“TGIF”) is an actively-managed ETF that seeks to achieve weekly income by investing in investment grade and high-yield fixed income securities. TGIF expects to distribute income on Fridays. TGIF is actively managed by Income Research + Management (“IR + M”), TGIF’s sub-adviser, a value-oriented fixed income manager with over 30 years of experience. The Fund targets a duration of less than 3 years, with the goal to reduce interest rate risk relative to longer dated bonds.

4

SoFi Funds

Fund Description:

TGIF seeks to achieve its investment objective, under normal circumstances, by investing in U.S.-dollar denominated investment grade and non-investment grade (also known as “high-yield” or “junk”) fixed income securities and instruments and expects to distribute income from its investments to shareholders weekly. TGIF anticipates making its weekly income distributions each Friday (or, in the event the New York Stock Exchange (the “NYSE “) is closed for trading on Friday, on a day earlier in the week). While obligations of any maturity may be purchased, under normal circumstances, TGIF will generally have a short to intermediate overall effective duration (i.e., typically less than three years). Effective duration is a measure of a fund’s price sensitivity to changes in yields or interest rates and a fund with a higher effective duration will, under normal circumstances, have a greater sensitivity to interest rates. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by TGIF and, therefore, the TGIF’s exposure to changes in interest rates.

Investment decisions for TGIF are made by IR+M primarily through a fundamental analysis of available debt instruments and their issuers.

IR+M applies a bottom-up investing approach focusing on the analysis of individual companies rather than on the industry or sector in which a company operates or on the economy as a whole.

IR+M’s bottom-up process focuses on the following attributes of investment opportunities:

•Credit: IR+M evaluates the strength of a company’s management, its financial statements, and its competitive position in its industry or peer group.

•Structure: IR+M focuses on the shape of the curve reflecting the relationship of a bond’s price to interest rates (also known as “convexity”) with a particular interest in the extent to which an instrument may be callable (i.e., the issuer can redeem the bond prior to its maturity date) or have other such options attached to it that may affect the bond’s convexity. This analysis favors bonds with positive convexity (i.e., where the price would be expected to increase as interest rates rise) and those with structures that may add to the bond’s effective yield without increasing credit risk.

•Price: IR+M seeks bonds that it believes are under- or mis-priced and will seek to avoid bonds it determines are overpriced.

Performance Overview:

During the fiscal period, TGIF generated a total return of 3.91% (NAV) and 4.47% (Market). This compares to the 0.33% return of the benchmark, the Bloomberg 1-3 Year Credit Index (formally the Bloomberg Barclays 1-3 Year Credit Index), for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Energy and Consumer (Cyclical) were the largest contributors. While Consumer (Non-Cyclical) and Basic Materials detracted the most. As of August 31, 2021, 30.9% of TGIF’s net assets were invested in the Financial sector.

Reviewing individual holdings based on performance attribution to the overall portfolio, leading contributors included TransAlta Corp. (4.500%, 11/15/2022), Service Properties Trust (4.650%, 03/15/2024), and iStar, Inc. (4.750%, 10/01/2024). Conversely, the leading detractors included AMC Networks, Inc. (5.000%, 04/01/2024), Qwest Corp. (6.750%, 12/01/2021), and Sprint Corp. (7.875%, 09/15/2023).

The SoFi Weekly Dividend ETF

The SoFi Weekly Dividend ETF (“WKLY”) seeks to track the performance, before fees and expenses, of the SoFi Sustainable Dividend Index (the “WKLY Index”).

Index Description:

The WKLY Index’s initial investible universe consists of all of the securities comprising the Solactive GBS Developed Markets Large & Mid Cap USD Index (the “GBS Universe”). The GBS Universe tracks the performance of the large- and mid- capitalization segment covering approximately the largest 85% of the free-float market capitalization in developed markets. To be eligible for inclusion in the WKLY Index at its next reconstitution, companies in the GBS Universe must meet the following eligibility requirements as of each selection day (“Selection Day”), which is 10 weekdays before the scheduled rebalance day.

•Liquidity. Companies must have a minimum average daily value traded (“ADV”) of $5 million USD over the previous 1-month and 6-months periods ($3.75 million USD for companies already included in the WKLY Index);

5

SoFi Funds

•Market Capitalization. Companies must have a minimum free-float market capitalization of $1 billion USD ($750 million USD for companies already included in the WKLY Index). Free float market capitalization measures a company’s market capitalization based on the number of outstanding shares for trading by the general public, rather than the total value of all of the company’s shares of stock;

•Dividend Sustainability. Companies must have a stable dividend payout in which they paid regular dividends during the previous twelve months and be forecasted to pay regular dividends during the next twelve months. In order to forecast the payment of regular dividends, the index provider utilizes a third-party service provider to provide consensus estimates of dividends per share. Companies must also have dividends per share over the previous twelve months which are higher or equal to 90% of the annual dividends per share paid out one year ago and five years ago;

•Payout Ratio. Companies must have a payout ratio between 0% and 100% (for companies already included in the WKLY Index, the payout ratio needs to be outside of this range for two consecutive Selection Days to be removed from the WKLY Index). The payout ratio is the percentage of earnings paid to shareholders in dividends, determined by the total amount of dividends paid out to shareholders per share during the last twelve months divided by the latest reported company earnings per share over the 12 months. The payout ratio is used to determine earnings paid to shareholders versus earnings retained by the company. A company with negative earnings will have a negative payout ratio;

•Debt/Equity Ratio. Companies must have a debt/equity ratio that is not in the top 10% of companies included in the GBS Universe in their respective sector;

•Price Return. Companies must have a 1-year price return that does not rank in the bottom 5% of companies included in the GBS Universe; and

•Dividend Yield. The companies that meet the eligibility requirements set forth above are included in the WKLY Index if they have a dividend yield over the past 12 months that is higher than 1.2x the weighted average dividend yield of the GBS Universe. “Dividend yield” is a financial ratio (dividend divided by price) that shows how much a company pays out in dividends each year relative to its stock price. If less than 100 companies meet the eligibility requirements to be included in the WKLY Index, additional companies are selected based on the highest dividend yield until the WKLY Index reaches 100 constituent companies.

The weight of each WKLY Index constituent is based on each constituent’s free-float market capitalization. Individual security weights are capped at 5%. Any excess weight is distributed among the securities within the same sector that have not yet reached the 5% cap on a pro-rata basis. Additionally, individual sector weights are capped at 30% with any excess weight distributed among the sectors that have not reached the 30% cap on a pro-rata basis.

The WKLY Index is rebalanced and reconstituted quarterly on the last business day of each February, May, August, and November based on data that is ten weekdays prior to the date of such rebalance and reconstitution.

Fund Description:

WKLY seeks to provide investors with consistent income by tracking the WKLY Index, made up of the most consistent dividend-paying companies globally. Securities selected for the WKLY Index have maintained their dividend payments over the last 12 months, been forecasted to continue to pay over the next 12 months, and have met a number of additional screens designed to remove companies at risk of reducing their dividend payouts.

Performance Overview:

During the period beginning May 10, 2021 (WKLY’s commencement of operations) and ended August 31, 2021, WKLY generated a total return of 1.66% (NAV) and 1.61% (Market). This compares to the 2.00% total return of the WKLY Index, and the 0.18% total return of the benchmark, the Bloomberg 1-3 Year Credit Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Consumer (Non-Cyclical) and Financial were the leading contributors, while Basic Materials and Energy were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Pfizer, Inc., Morgan Stanley, and Cisco Systems, Inc. Conversely, the leading detractors included BHP Group Ltd., Allianz SE and Rio Tinto Ltd.

6

SoFi Funds

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or service fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a Fund’s holdings and returns may deviate from those of its index, if applicable. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are newer and each has a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. Because GIGE may invest in a single sector, country or industry, its shares do not represent a complete investment program. As non-diversified funds, the value of the GIGE’s, TGIF’s, and WKLY’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. The S&P MidCap 400® Total Return Index is an index of 400 mid-capitalization companies selected by Standard & Poor’s Financial Services LLC. The Nasdaq-100® Total Return Index is an index of 100 of the largest non-financial securities, based on market capitalization, listed on The Nasdaq Stock Market, LLC. The Bloomberg 1-3 Year Credit Index is an index of investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 3 years to maturity. It is not possible to invest directly in an index. Holdings are subject to change.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

SoFi ETFs are distributed by Foreside Fund Services, LLC.

Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, Toroso Investments, LLC, IR+M, the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. SoFi has provided support in developing the methodology used by the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Weekly Dividend ETF’s underlying index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

7

SoFi Funds

SOFI SELECT 500 ETF PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited)

Sector	% of Net Assets
Technology	27.3%
Consumer (Non-Cyclical)	21.2
Communications	19.2
Financial	10.8
Consumer (Cyclical)	10.8
Industrial	6.0
Utilities	1.9
Energy	1.3
Basic Materials	1.2
Cash & Cash Equivalents (1)	0.3
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

SOFI NEXT 500 ETF PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited)

Sector	% of Net Assets
Consumer (Non-Cyclical)	24.0%
Financial	20.6
Technology	16.3
Industrial	14.4
Consumer (Cyclical)	12.4
Communications	3.6
Basic Materials	3.1
Energy	2.8
Utilities	2.6
Cash & Cash Equivalents (1)	0.2
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

SOFI SOCIAL 50 ETF PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited)

Sector	% of Net Assets
Consumer (Cyclical)	34.7%
Technology	23.2
Communications	20.9
Consumer (Non-Cyclical)	13.1
Financial	4.2
Industrial	2.8
Energy	1.0
Cash & Cash Equivalents (1)	0.1
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

8

SoFi Funds

SOFI GIG ECONOMY ETF PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited) (Continued)

Sector	% of Net Assets
Communications	53.5%
Technology	25.5
Consumer (Non-Cyclical)	11.0
Financial	3.6
Industrial	2.4
Diversified	1.7
Cash & Cash Equivalents (1)	1.2
Consumer (Cyclical)	1.1
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

SOFI WEEKLY INCOME ETF PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited)

Sector	% of Net Assets
Financial	30.9%
Energy	15.0
Communications	11.1
Consumer (Cyclical)	10.2
Consumer (Non-Cyclical)	8.6
Industrial	7.4
Asset Backed Securities	3.7
Technology	3.7
Cash & Cash Equivalents (1)	3.3
Utilities	1.8
Mortgage Securities	1.5
Government	1.4
Basic Materials	1.4
100.0%

(1)Represents cash, short-term investments and liabilities in excess of other assets.

SOFI WEEKLY DIVIDEND ETF PORTFOLIO ALLOCATION at August 31, 2021 (Unaudited)

Sector	% of Net Assets
Financial	30.2%
Consumer (Non-Cyclical)	29.8
Industrial	10.5
Utilities	6.8
Consumer (Cyclical)	6.6
Basic Materials	5.4
Technology	5.0
Communications	3.8
Energy	1.7
Cash & Cash Equivalents (1)	0.2
100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

SoFi Select 500 ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.7%
Advertising – 0.1%
Omnicom Group, Inc. (2)	1,051	$76,954
The Trade Desk, Inc. - Class A (1)	4,317	345,576
		422,530
Aerospace & Defense – 1.0%
The Boeing Co. (1)	1,329	291,715
General Dynamics Corp.	1,514	303,269
L3Harris Technologies, Inc.	3,004	699,962
Lockheed Martin Corp.	1,829	658,074
Northrop Grumman Corp.	1,036	380,937
Raytheon Technologies Corp.	6,434	545,346
Teledyne Technologies, Inc. (1)	207	95,920
TransDigm Group, Inc. (1)	265	160,980
		3,136,203
Agriculture – 0.7%
Altria Group, Inc.	22,407	1,125,504
Archer-Daniels-Midland Co.	3,115	186,900
Philip Morris International, Inc.	8,906	917,318
		2,229,722
Airlines – 0.1%
Delta Air Lines, Inc. (1)	1,716	69,395
Southwest Airlines Co. (1)	1,788	89,007
United Airlines Holdings, Inc. (1)	836	38,882
		197,284
Apparel – 0.4%
Nike, Inc. - Class B	7,011	1,154,992
VF Corp.	2,559	195,687
		1,350,679
Auto Manufacturers – 4.4%
Cummins, Inc. (2)	707	166,838
Ford Motor Co. (1)	10,322	134,496
General Motors Co. (1)	7,491	367,134
PACCAR, Inc.	1,576	129,027
Stellantis NV	46,497	930,870
Tesla, Inc. (1)	16,060	11,815,663
		13,544,028
Banks – 3.3%
Bank of America Corp. (2)	38,676	1,614,723
The Bank of New York Mellon Corp.	3,757	207,462
Citigroup, Inc.	9,895	711,549
Citizens Financial Group, Inc.	2,059	90,164
Fifth Third Bancorp	3,222	125,207
First Republic Bank	1,086	216,049
The Goldman Sachs Group, Inc.	1,893	782,774

	Shares	Value
Banks – 3.3% (Continued)
Huntington Bancshares, Inc.	5,510	$85,570
JPMorgan Chase & Co.	14,307	2,288,405
KeyCorp	4,836	98,268
Morgan Stanley	9,892	1,033,022
Northern Trust Corp.	981	116,268
The PNC Financial Services Group, Inc.	1,900	363,090
Regions Financial Corp.	4,904	100,189
State Street Corp.	1,702	158,133
SVB Financial Group (1)	329	184,075
Truist Financial Corp.	14,971	854,245
U.S. Bancorp	7,234	415,159
Wells Fargo & Co.	19,780	903,946
		10,348,298
Beverages – 1.2%
Brown-Forman Corp. - Class B	1,772	124,430
The Coca-Cola Co.	22,474	1,265,511
Constellation Brands, Inc. - Class A	1,308	276,171
Keurig Dr Pepper, Inc.	9,699	345,963
Monster Beverage Corp. (1)	3,666	357,692
PepsiCo, Inc.	8,712	1,362,470
		3,732,237
Biotechnology – 3.2%
Alnylam Pharmaceuticals, Inc. (1)(2)	1,814	365,394
Amgen, Inc.	3,907	881,146
Biogen, Inc. (1)	774	262,316
BioMarin Pharmaceutical, Inc. (1)(2)	2,163	182,146
Bio-Rad Laboratories, Inc. - Class A (1)	192	154,525
Corteva, Inc.	8,212	361,082
Exact Sciences Corp. (1)	668	69,726
Gilead Sciences, Inc.	22,955	1,670,665
Illumina, Inc. (1)	792	362,071
Incyte Corp. (1)	1,753	134,087
Moderna, Inc. (1)	9,446	3,558,214
Regeneron Pharmaceuticals, Inc. (1)	813	547,474
Seagen, Inc. (1)	3,964	664,366
Vertex Pharmaceuticals, Inc. (1)	3,041	609,082
		9,822,294
Building Materials – 0.3%
Carrier Global Corp.	4,565	262,944
Johnson Controls International PLC	3,959	296,133
Martin Marietta Materials, Inc.	340	129,625
Masco Corp.	1,637	99,399
Vulcan Materials Co.	704	130,895
		918,996

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

SoFi Select 500 ETF

10

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Chemicals – 0.8%
Air Products and Chemicals, Inc.	1,273	$343,086
Albemarle Corp. (2)	524	124,052
Celanese Corp.	656	104,042
Dow, Inc.	5,646	355,133
DuPont de Nemours, Inc.	2,019	149,446
Eastman Chemical Co.	693	78,420
Ecolab, Inc.	1,309	294,996
FMC Corp.	754	70,597
International Flavors & Fragrances, Inc.	1,618	245,127
LyondellBasell Industries NV	1,619	162,467
PPG Industries, Inc.	1,266	201,990
The Sherwin-Williams Co.	1,628	494,375
		2,623,731
Commercial Services – 3.0%
Automatic Data Processing, Inc.	2,506	523,854
Booz Allen Hamilton Holding Corp.	907	74,292
Cintas Corp.	594	235,087
CoStar Group, Inc. (1)	3,074	260,491
Equifax, Inc.	994	270,627
FleetCor Technologies, Inc. (1)	427	112,421
Gartner, Inc. (1)	428	132,141
Global Payments, Inc.	3,938	640,476
IHS Markit Ltd.	2,554	308,012
MarketAxess Holdings, Inc.	397	188,940
Moody’s Corp.	1,273	484,720
PayPal Holdings, Inc. (1)	10,745	3,101,652
Rollins, Inc.	3,098	120,574
S&P Global, Inc. (2)	1,609	714,106
Square, Inc. - Class A (1)(2)	6,211	1,664,983
TransUnion	1,115	135,506
United Rentals, Inc. (1)(2)	354	124,838
Verisk Analytics, Inc.	1,227	247,560
		9,340,280
Computers – 7.4%
Accenture PLC - Class A	3,998	1,345,567
Apple, Inc.	116,939	17,754,848
Cognizant Technology Solutions Corp.	2,969	226,564
Crowdstrike Holdings, Inc. - Class A (1)	2,989	839,909
Dell Technologies, Inc. - Class C (1)	1,723	167,924
EPAM Systems, Inc. (1)	409	258,819
Fortinet, Inc. (1)	1,273	401,173
Hewlett Packard Enterprise Co.	10,475	161,944
HP, Inc.	7,195	213,979
International Business Machines Corp.	4,976	698,332
Leidos Holdings, Inc.	906	88,888
NetApp, Inc.	1,247	110,896

	Shares	Value
Computers – 7.4% (Continued)
Seagate Technology Holdings PLC	1,258	$110,188
Western Digital Corp. (1)	4,617	291,794
Zscaler, Inc. (1)(2)	1,187	330,390
		23,001,215
Cosmetics & Personal Care – 1.3%
Colgate-Palmolive Co.	5,355	417,422
The Estee Lauder Companies, Inc. - Class A	1,323	450,469
The Procter & Gamble Co.	21,421	3,050,136
		3,918,027
Distribution & Wholesale – 0.2%
Copart, Inc. (1)	1,395	201,326
Fastenal Co.	3,459	193,185
LKQ Corp. (1)(2)	1,549	81,617
W.W. Grainger, Inc.	285	123,605
		599,733
Diversified Financial Services – 2.9%
American Express Co.	3,646	605,090
Ameriprise Financial, Inc.	547	149,282
BlackRock, Inc.	1,015	957,439
Capital One Financial Corp.	2,191	363,640
Cboe Global Markets, Inc.	934	117,824
The Charles Schwab Corp.	10,282	749,044
CME Group, Inc. - Class A (2)	2,136	430,874
Discover Financial Services	1,439	184,509
Franklin Resources, Inc. (2)	2,627	85,220
Intercontinental Exchange, Inc.	4,639	554,500
Mastercard, Inc. - Class A	5,320	1,841,944
Nasdaq, Inc.	1,386	271,351
Raymond James Financial, Inc.	775	108,422
Synchrony Financial (2)	2,495	124,126
T. Rowe Price Group, Inc.	1,514	338,939
Visa, Inc. - Class A (2)	8,910	2,041,281
The Western Union Co.	2,256	48,820
		8,972,305
Electric – 1.8%
The AES Corp.	12,155	290,140
Alliant Energy Corp.	1,400	85,106
Ameren Corp.	1,484	130,177
American Electric Power Co., Inc.	2,914	261,007
Avangrid, Inc.	1,859	101,594
CenterPoint Energy, Inc. (2)	2,175	54,571
CMS Energy Corp.	1,686	108,123
Consolidated Edison, Inc.	1,996	150,598
Dominion Energy, Inc.	4,826	375,656
DTE Energy Co.	1,130	135,984

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Select 500 ETF

11

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 1.8% (Continued)
Duke Energy Corp.	4,644	$486,041
Edison International	2,717	157,151
Entergy Corp.	1,082	119,680
Evergy, Inc.	1,263	86,452
Eversource Energy	2,382	216,119
Exelon Corp.	5,839	286,228
FirstEnergy Corp.	3,176	123,451
NextEra Energy, Inc.	11,992	1,007,208
PG&E Corp. (1)	18,242	167,279
PPL Corp.	4,390	128,847
Public Service Enterprise Group, Inc.	2,992	191,309
Sempra Energy	1,978	261,808
The Southern Co.	5,718	375,844
WEC Energy Group, Inc.	1,792	169,308
Xcel Energy, Inc.	3,187	219,106
		5,688,787
Electrical Components & Equipment – 0.2%
AMETEK, Inc.	1,147	155,958
Emerson Electric Co.	3,234	341,187
		497,145
Electronics – 1.0%
Agilent Technologies, Inc. (2)	1,996	350,238
Amphenol Corp.	3,734	286,137
Fortive Corp.	1,567	115,754
Garmin Ltd.	1,263	220,305
Honeywell International, Inc.	3,596	833,948
Keysight Technologies, Inc. (1)	1,135	203,596
Mettler-Toledo International, Inc. (1)	141	218,949
TE Connectivity Ltd.	5,502	826,511
Waters Corp. (1)	333	137,869
		3,193,307
Engineering & Construction – 0.0% (3)
Jacobs Engineering Group, Inc.	845	114,041
Entertainment – 0.0% (3)
DraftKings, Inc. - Class A (1)(2)	1,925	114,133
Live Nation Entertainment, Inc. (1)(2)	418	36,241
		150,374
Environmental Control – 0.2%
Republic Services, Inc.	1,754	217,724
Waste Management, Inc.	2,322	360,165
		577,889
Food – 0.9%
Campbell Soup Co. (2)	2,263	94,435
Conagra Brands, Inc. (2)	3,385	112,111
General Mills, Inc.	4,023	232,570

	Shares	Value
Food – 0.9% (Continued)
The Hershey Co.	856	$152,111
Hormel Foods Corp. (2)	3,137	142,859
The J.M. Smucker Co. (2)	745	92,134
Kellogg Co. (2)	2,160	136,382
The Kraft Heinz Co. (2)	12,411	446,672
The Kroger Co. (2)	5,399	248,516
McCormick & Co., Inc.	1,563	134,871
Mondelez International, Inc.	8,284	514,188
Sysco Corp.	2,969	236,481
Tyson Foods, Inc. - Class A	1,728	135,683
		2,679,013
Forest Products & Paper – 0.0% (3)
International Paper Co.	2,213	132,979
Gas – 0.0% (3)
Atmos Energy Corp.	759	74,010
Hand & Machine Tools – 0.1%
Snap-on, Inc. (2)	286	64,335
Stanley Black & Decker, Inc.	977	188,825
		253,160
Healthcare - Products – 4.3%
Abbott Laboratories	13,370	1,689,567
ABIOMED, Inc. (1)	275	100,089
Align Technology, Inc. (1)(2)	781	553,729
Baxter International, Inc.	3,268	249,087
Boston Scientific Corp. (1)	22,959	1,036,599
The Cooper Companies, Inc.	464	209,129
Danaher Corp.	5,898	1,911,896
DENTSPLY SIRONA, Inc.	1,758	108,469
Edwards Lifesciences Corp. (1)	3,857	451,963
Hologic, Inc. (1)	4,197	332,192
IDEXX Laboratories, Inc. (1)	622	419,079
Insulet Corp. (1)	1,002	298,406
Intuitive Surgical, Inc. (1)	706	743,813
Masimo Corp. (1)	468	127,081
Medtronic PLC	7,684	1,025,660
PerkinElmer, Inc.	1,209	223,423
QIAGEN NV (1)	3,308	184,652
ResMed, Inc.	1,138	330,623
STERIS PLC	534	114,815
Stryker Corp.	2,328	645,089
Teleflex, Inc.	284	112,311
Thermo Fisher Scientific, Inc.	3,571	1,981,726
West Pharmaceutical Services, Inc.	559	252,456
Zimmer Biomet Holdings, Inc.	2,535	381,391
		13,483,245

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Select 500 ETF

12

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare - Services – 1.9%
Anthem, Inc.	1,733	$650,100
Catalent, Inc. (1)	1,788	233,227
Centene Corp. (1)	6,153	387,516
DaVita, Inc. (1)	603	78,854
HCA Healthcare, Inc.	1,896	479,650
Humana, Inc.	904	366,500
IQVIA Holdings, Inc. (1)	1,724	447,774
Laboratory Corp. of America Holdings (1)	786	238,457
Molina Healthcare, Inc. (1)	383	102,939
Quest Diagnostics, Inc.	1,021	156,039
Teladoc Health, Inc. (1)(2)	1,674	241,759
UnitedHealth Group, Inc.	5,808	2,417,696
Universal Health Services, Inc. - Class B (2)	443	69,002
		5,869,513
Home Builders – 0.2%
D.R. Horton, Inc.	2,785	266,301
Lennar Corp. - Class A	1,694	181,783
NVR, Inc. (1)	20	103,599
PulteGroup, Inc.	1,566	84,345
		636,028
Home Furnishings – 0.0% (3)
Whirlpool Corp. (2)	317	70,225
Household Products & Wares – 0.2%
Church & Dwight Co., Inc.	1,722	144,062
The Clorox Co. (2)	1,067	179,309
Kimberly-Clark Corp.	2,176	299,875
		623,246
Insurance – 2.1%
Aflac, Inc.	3,968	224,906
The Allstate Corp.	1,675	226,594
American International Group, Inc.	3,339	182,176
Aon PLC	1,284	368,328
Arch Capital Group Ltd. (1)	2,893	118,902
Arthur J. Gallagher & Co.	1,072	153,961
Berkshire Hathaway, Inc. - Class B (1)	6,408	1,831,214
Brown & Brown, Inc.	1,770	102,749
Chubb Ltd.	2,669	490,883
Cincinnati Financial Corp. (2)	746	92,056
CNA Financial Corp.	1,558	69,097
Everest Re Group Ltd.	306	81,059
Globe Life, Inc.	621	59,659
The Hartford Financial Services Group, Inc.	1,996	134,171
Markel Corp. (1)	75	95,269

	Shares	Value
Insurance – 2.1% (Continued)
Marsh & McLennan Companies, Inc.	2,992	$470,342
MetLife, Inc.	4,741	293,942
Principal Financial Group, Inc.	1,391	92,933
The Progressive Corp.	3,801	366,188
Prudential Financial, Inc.	4,462	472,437
The Travelers Companies, Inc.	1,459	233,017
W.R. Berkley Corp.	1,123	84,573
Willis Towers Watson PLC	716	158,036
		6,402,492
Internet – 15.2%
Alphabet, Inc. - Class A (1)	2,075	6,004,946
Alphabet, Inc. - Class C (1)	2,240	6,516,698
Amazon.com, Inc. (1)	5,143	17,850,273
Booking Holdings, Inc. (1)	519	1,193,529
CDW Corp.	910	182,555
DoorDash, Inc. - Class A (1)(2)	5,016	960,062
eBay, Inc.	4,278	328,294
Etsy, Inc. (1)	2,630	568,764
Expedia Group, Inc. - Class A (1)	342	49,419
F5 Networks, Inc. (1)(2)	468	95,271
Facebook, Inc. - Class A (1)	18,839	7,147,140
GoDaddy, Inc. - Class A (1)	666	48,824
Lyft, Inc. - Class A (1)(2)	1,660	79,033
Netflix, Inc. (1)	3,962	2,255,131
NortonLifeLock, Inc.	2,790	74,102
Okta, Inc. - Class A (1)	1,296	341,626
Palo Alto Networks, Inc. (1)(2)	799	368,371
Pinterest, Inc. - Class A (1)	8,139	452,284
Roku, Inc. - Class A (1)	1,591	560,668
Snap, Inc. - Class A (1)(2)	13,150	1,000,846
Twitter, Inc. (1)	5,464	352,428
Uber Technologies, Inc. (1)	10,274	402,124
VeriSign, Inc. (1)	661	142,948
Wayfair, Inc. - Class A (1)(2)	1,017	285,523
Zillow Group, Inc. - Class C (1)	1,873	179,377
		47,440,236
Iron & Steel – 0.1%
Nucor Corp.	1,550	182,218
Leisure Time – 0.2%
Carnival Corp. (1)(2)	2,484	59,964
Peloton Interactive, Inc. - Class A (1)(2)	5,488	549,842
Royal Caribbean Cruises Ltd. (1)(2)	663	54,850
		664,656
Lodging – 0.2%
Hilton Worldwide Holdings, Inc. (1)	938	117,119
Las Vegas Sands Corp. (1)(2)	2,552	113,845

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Select 500 ETF

13

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Lodging – 0.2% (Continued)
Marriott International, Inc. (1)	1,394	$188,385
MGM Resorts International	1,523	64,910
Wynn Resorts Ltd. (1)	214	21,761
		506,020
Machinery - Construction & Mining – 0.2%
Caterpillar, Inc.	2,421	510,516
Machinery - Diversified – 0.7%
Deere & Co. (2)	1,804	681,966
Dover Corp.	793	138,267
IDEX Corp.	407	91,168
Ingersoll Rand, Inc. (1)	10,906	578,236
Otis Worldwide Corp.	2,171	200,210
Rockwell Automation, Inc. (2)	650	211,543
Westinghouse Air Brake Technologies Corp.	1,153	103,528
Xylem, Inc.	908	123,769
		2,128,687
Media – 1.7%
Cable One, Inc.	48	100,780
Charter Communications, Inc. - Class A (1)(2)	1,385	1,131,074
Comcast Corp. - Class A	24,026	1,457,898
DISH Network Corp. - Class A (1)	1,946	84,826
FactSet Research Systems, Inc.	216	82,127
Liberty Broadband Corp. - Class C (1)	3,083	589,840
Sirius XM Holdings, Inc. (2)	43,467	272,538
ViacomCBS, Inc. - Class B	3,187	132,101
The Walt Disney Co.	8,269	1,499,170
		5,350,354
Mining – 0.3%
Freeport-McMoRan, Inc.	17,019	619,321
Newmont Corp.	5,853	339,416
		958,737
Miscellaneous Manufacturers – 1.0%
3M Co.	3,455	672,827
Eaton Corp. PLC	1,900	319,884
General Electric Co.	10,683	1,126,095
Illinois Tool Works, Inc.	1,562	363,727
Parker-Hannifin Corp.	742	220,129
Textron, Inc.	1,011	73,470
Trane Technologies PLC	1,020	202,470
		2,978,602
Office & Business Equipment – 0.1%
Zebra Technologies Corp. (1)	317	186,133

	Shares	Value
Oil & Gas – 0.8%
Chevron Corp.	6,903	$668,003
ConocoPhillips	4,896	271,875
EOG Resources, Inc.	2,749	185,613
Exxon Mobil Corp.	14,497	790,376
Hess Corp.	615	42,281
Marathon Petroleum Corp.	1,557	92,283
Occidental Petroleum Corp.	1,975	50,738
Phillips 66	1,384	98,389
Pioneer Natural Resources Co.	2,051	306,973
Valero Energy Corp.	1,363	90,381
		2,596,912
Oil & Gas Services – 0.1%
Baker Hughes Co. - Class A	1,530	34,853
Halliburton Co.	2,875	57,443
Schlumberger NV	5,634	157,977
		250,273
Packaging & Containers – 0.1%
Ball Corp.	2,136	204,970
Packaging Corp. of America	480	72,816
Westrock Co.	1,245	64,790
		342,576
Pharmaceuticals – 4.6%
AbbVie, Inc.	18,583	2,244,455
AmerisourceBergen Corp.	710	86,769
Becton Dickinson and Co.	2,375	597,788
Bristol-Myers Squibb Co.	19,089	1,276,291
Cardinal Health, Inc.	2,330	122,302
Cigna Corp.	2,269	480,234
CVS Health Corp. (2)	7,585	655,268
Dexcom, Inc. (1)	1,329	703,599
Elanco Animal Health, Inc. (1)	1,217	40,623
Eli Lilly & Co.	6,653	1,718,403
Johnson & Johnson	16,272	2,817,171
McKesson Corp.	687	140,244
Merck & Co., Inc.	16,671	1,271,831
Organon & Co.	1,634	55,376
Pfizer, Inc.	27,909	1,285,768
Viatris, Inc.	3,841	56,194
Zoetis, Inc.	3,027	619,203
		14,171,519
Pipelines – 0.4%
Cheniere Energy, Inc. (1)	3,270	285,994
DT Midstream, Inc.	553	25,698
Kinder Morgan, Inc.	35,345	575,063
ONEOK, Inc.	2,228	117,015

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Select 500 ETF

14

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pipelines – 0.4% (Continued)
The Williams Companies, Inc.	9,390	$231,839
		1,235,609
Private Equity – 0.2%
Blackstone, Inc. - Class A (2)	4,651	584,770
KKR & Co., Inc.	2,900	186,441
		771,211
Real Estate – 0.1%
CBRE Group, Inc. (1)	1,806	173,918
Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities, Inc.	1,282	264,566
American Tower Corp.	2,821	824,212
Annaly Capital Management, Inc.	9,000	78,210
AvalonBay Communities, Inc.	794	182,286
Boston Properties, Inc.	880	99,431
Crown Castle International Corp.	2,654	516,707
Digital Realty Trust, Inc.	1,990	326,181
Duke Realty Corp.	2,120	111,321
Equinix, Inc.	622	524,626
Equity Residential	2,013	169,233
Essex Property Trust, Inc.	413	136,596
Extra Space Storage, Inc.	823	153,827
Healthpeak Properties, Inc.	3,069	110,484
Host Hotels & Resorts, Inc. (1)	2,080	34,445
Invitation Homes, Inc.	5,031	207,177
Iron Mountain, Inc. (2)	1,768	84,422
Mid-America Apartment Communities, Inc.	662	127,349
Prologis, Inc.	6,256	842,433
Public Storage	1,013	327,817
Realty Income Corp. (2)	2,642	190,805
SBA Communications Corp.	1,175	421,790
Simon Property Group, Inc.	1,491	200,465
Sun Communities, Inc.	937	188,796
UDR, Inc.	1,794	96,912
Ventas, Inc.	2,146	120,047
W.P. Carey, Inc. (2)	1,102	86,088
Welltower, Inc. (2)	2,620	229,329
Weyerhaeuser Co.	9,692	348,912
		7,004,467
Retail – 5.0%
Advance Auto Parts, Inc.	404	81,951
AutoZone, Inc. (1)	140	216,881
Best Buy Co., Inc.	1,661	193,523
Burlington Stores, Inc. (1)(2)	315	94,339
CarMax, Inc. (1)	833	104,300

	Shares	Value
Retail – 5.0% (Continued)
Chipotle Mexican Grill, Inc. (1)	202	$384,473
Costco Wholesale Corp.	3,033	1,381,501
Darden Restaurants, Inc.	1,087	163,756
Dollar General Corp.	1,909	425,535
Dollar Tree, Inc. (1)	1,658	150,115
Domino’s Pizza, Inc.	245	126,638
Genuine Parts Co.	837	102,273
The Home Depot, Inc.	7,893	2,574,539
Lowe’s Companies, Inc.	6,019	1,227,214
McDonald’s Corp.	3,876	920,395
O’Reilly Automotive, Inc. (1)	470	279,218
Ross Stores, Inc.	4,919	582,410
Starbucks Corp.	7,970	936,395
Target Corp.	3,732	921,729
The TJX Companies, Inc. (1)	17,869	1,299,434
Tractor Supply Co.	888	172,494
Ulta Beauty, Inc. (1)	283	109,609
Walgreens Boots Alliance, Inc.	7,968	404,376
Walmart, Inc.	17,537	2,597,230
Yum! Brands, Inc.	1,655	216,855
		15,667,183
Semiconductors – 6.2%
Advanced Micro Devices, Inc. (1)	19,146	2,119,845
Analog Devices, Inc.	3,502	570,636
Applied Materials, Inc.	7,721	1,043,339
Broadcom, Inc.	3,563	1,771,559
Intel Corp. (2)	28,471	1,539,142
IPG Photonics Corp. (1)(2)	346	59,055
KLA Corp.	1,232	418,831
Lam Research Corp.	1,251	756,630
Marvell Technology, Inc.	5,835	357,044
Microchip Technology, Inc.	2,447	385,060
Micron Technology, Inc.	8,856	652,687
NVIDIA Corp.	29,037	6,499,933
Qorvo, Inc. (1)	1,008	189,534
QUALCOMM, Inc.	8,358	1,226,035
Skyworks Solutions, Inc.	1,424	261,247
Teradyne, Inc. (2)	1,639	199,040
Texas Instruments, Inc.	5,740	1,095,823
Xilinx, Inc.	1,354	210,669
		19,356,109
Software – 13.6%
Activision Blizzard, Inc.	6,806	560,610
Adobe, Inc. (1)	3,984	2,644,181
Akamai Technologies, Inc. (1)(2)	1,121	126,953
ANSYS, Inc. (1)	598	218,485
Autodesk, Inc. (1)	2,843	881,586

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Select 500 ETF

15

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Software – 13.6% (Continued)
Black Knight, Inc. (1)	1,272	$96,252
Broadridge Financial Solutions, Inc.	759	130,715
Cadence Design Systems, Inc. (1)	2,057	336,278
Cerner Corp.	1,876	143,233
Citrix Systems, Inc.	918	94,435
Coupa Software, Inc. (1)(2)	659	161,330
DocuSign, Inc. (1)	2,377	704,162
Electronic Arts, Inc.	1,725	250,487
Fidelity National Information Services, Inc. (2)	12,530	1,600,958
Fiserv, Inc. (1)(2)	8,167	961,991
HubSpot, Inc. (1)	416	284,740
Intuit, Inc.	1,906	1,079,006
Jack Henry & Associates, Inc. (2)	492	86,779
Microsoft Corp.	56,582	17,080,974
MSCI, Inc.	536	340,135
Oracle Corp.	16,298	1,452,641
Palantir Technologies, Inc. - Class A (1)	17,073	449,703
Paychex, Inc.	2,021	231,344
Paycom Software, Inc. (1)	480	234,672
RingCentral, Inc. - Class A (1)	825	208,114
ROBLOX Corp. - Class A (1)(2)	5,790	475,070
Roper Technologies, Inc.	559	270,154
salesforce.com, Inc. (1)	13,402	3,555,149
ServiceNow, Inc. (1)	2,992	1,925,771
Snowflake, Inc. (1)	4,346	1,322,705
Splunk, Inc. (1)	857	131,010
SS&C Technologies Holdings, Inc.	1,718	129,984
Synopsys, Inc. (1)	1,227	407,658
Take-Two Interactive Software, Inc. (1)	927	149,451
Twilio, Inc. - Class A (1)	1,775	633,604
Tyler Technologies, Inc. (1)	276	134,053
Unity Software, Inc. (1)(2)	2,658	336,901
Veeva Systems, Inc. - Class A (1)	1,287	427,258
VMware, Inc. - Class A (1)(2)	674	100,338
Workday, Inc. - Class A (1)	1,980	540,857
Zoom Video Communications, Inc. - Class A (1)	5,327	1,542,167
		42,441,894
Telecommunications – 2.0%
Arista Networks, Inc. (1)	411	151,877
AT&T, Inc.	42,733	1,171,739
Cisco Systems, Inc.	23,541	1,389,390
Corning, Inc.	5,196	207,788
Lumen Technologies, Inc. (2)	8,459	104,045
Motorola Solutions, Inc.	978	238,847
T-Mobile US, Inc. (1)	11,939	1,635,882
Ubiquiti, Inc.	584	190,010

	Shares	Value
Telecommunications – 2.0% (Continued)
Verizon Communications, Inc.	23,204	$1,276,220
		6,365,798
Toys, Games & Hobbies – 0.0% (3)
Hasbro, Inc.	998	98,113
Transportation – 1.3%
C.H. Robinson Worldwide, Inc. (2)	792	71,327
CSX Corp.	11,775	383,041
Expeditors International of Washington, Inc.	1,279	159,415
FedEx Corp.	3,058	812,480
J.B. Hunt Transport Services, Inc.	632	112,117
Kansas City Southern	507	142,300
Norfolk Southern Corp.	1,234	312,868
Old Dominion Freight Line, Inc.	629	181,605
Union Pacific Corp.	3,472	752,868
United Parcel Service, Inc. - Class B	5,565	1,088,681
		4,016,702
Water – 0.1%
American Water Works Co., Inc.	1,198	218,336
Total Common Stocks
(Cost $247,683,404)		310,219,795
Short-Term Investments – 0.2%
Money Market Funds – 0.2%
First American Government Obligations Fund - Class X, 0.030% (4)	495,791	495,791
Total Short-Term Investments
(Cost $495,791)		495,791
Investments Purchased With Collateral From Securities Lending – 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	21,495,840	21,495,840
Total Investments Purchased With Collateral From Securities Lending
(Cost $21,495,840)		21,495,840
Total Investments in Securities – 106.8%
(Cost $269,675,035)		332,211,426
Liabilities in Excess of Other Assets – (6.8)%		(21,105,645)
Total Net Assets – 100.0%		$311,105,781

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $21,056,270 or 6.8% of net assets as of August 31, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.8%
Advertising – 0.3%
The Interpublic Group of Companies, Inc.	2,652	$98,734
Aerospace & Defense – 0.5%
HEICO Corp.	344	43,626
Hexcel Corp. (1)	512	29,035
Howmet Aerospace, Inc.	2,305	73,184
Mercury Systems, Inc. (1)	666	33,553
Spirit AeroSystems Holdings, Inc.	516	20,248
		199,646
Agriculture – 0.5%
Bunge Ltd.	1,164	88,126
Darling Ingredients, Inc. (1)	1,337	99,607
		187,733
Airlines – 0.3%
Alaska Air Group, Inc. (1)	590	33,831
American Airlines Group, Inc. (1)(2)	2,344	46,739
JetBlue Airways Corp. (1)	1,433	21,681
		102,251
Apparel – 1.2%
Capri Holdings Ltd. (1)	802	45,321
Carter’s, Inc.	268	27,438
Columbia Sportswear Co.	479	48,863
Deckers Outdoor Corp. (1)	224	93,733
Hanesbrands, Inc.	4,262	79,614
PVH Corp. (1)	333	34,895
Ralph Lauren Corp. - Class A	283	32,865
Skechers U.S.A., Inc. - Class A (1)(2)	943	47,555
Tapestry, Inc.	1,729	69,713
		479,997
Auto Parts & Equipment – 0.7%
Allison Transmission Holdings, Inc.	715	26,441
BorgWarner, Inc.	1,822	77,763
Fox Factory Holding Corp. (1)	364	55,936
Gentex Corp.	1,750	53,900
Lear Corp.	531	84,928
		298,968
Banks – 3.2%
Bank OZK	843	35,769
BOK Financial Corp.	470	41,384
Comerica, Inc.	812	60,015
Commerce Bancshares, Inc.	811	57,354
Cullen/Frost Bankers, Inc. (2)	414	47,287
East West Bancorp, Inc.	933	68,426

	Shares	Value
Banks – 3.2% (Continued)
First Citizens BancShares, Inc. - Class A (2)	73	$65,532
First Financial Bankshares, Inc.	1,127	53,668
First Horizon Corp. (2)	6,146	100,733
Glacier Bancorp, Inc.	833	44,366
Home BancShares, Inc.	1,167	25,849
M&T Bank Corp.	840	117,608
Pinnacle Financial Partners, Inc.	560	54,275
Prosperity Bancshares, Inc.	939	65,617
Signature Bank	413	107,103
Synovus Financial Corp.	1,032	44,479
UMB Financial Corp.	334	30,588
United Bankshares, Inc.	1,129	41,017
Valley National Bancorp (2)	2,972	38,755
Webster Financial Corp.	600	30,312
Western Alliance Bancorp	784	76,487
Wintrust Financial Corp.	417	31,208
Zions Bancorp N.A.	1,050	60,795
		1,298,627
Beverages – 0.3%
The Boston Beer Co., Inc. - Class A (1)	129	73,557
Molson Coors Brewing Co. - Class B	997	47,388
		120,945
Biotechnology – 6.7%
Acceleron Pharma, Inc. (1)(2)	534	71,492
Arrowhead Pharmaceuticals, Inc. (1)(2)	490	32,889
Blueprint Medicines Corp. (1)	1,430	133,376
Bridgebio Pharma, Inc. (1)(2)	776	38,885
Denali Therapeutics, Inc. (1)	2,902	154,386
Exelixis, Inc. (1)	2,412	46,238
Fate Therapeutics, Inc. (1)(2)	2,070	151,628
Guardant Health, Inc. (1)	799	101,689
Halozyme Therapeutics, Inc. (1)(2)	1,945	81,671
Horizon Therapeutics PLC (1)	3,071	331,944
ImmunityBio, Inc. (1)	7,760	88,309
Ionis Pharmaceuticals, Inc. (1)	738	29,343
Mirati Therapeutics, Inc. (1)	1,175	199,433
NeoGenomics, Inc. (1)(2)	1,315	63,935
Novavax, Inc. (1)(2)	2,277	543,156
Royalty Pharma PLC - Class A	3,396	131,255
Twist Bioscience Corp. (1)	715	80,945
Ultragenyx Pharmaceutical, Inc. (1)	1,293	124,503
United Therapeutics Corp. (1)	625	134,300
Vir Biotechnology, Inc. (1)(2)	3,106	160,083
		2,699,460

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

SoFi Next 500 ETF

17

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Building Materials – 1.9%
Armstrong World Industries, Inc.	359	$37,311
The AZEK Co., Inc. - Class A (1)	999	42,447
Builders FirstSource, Inc. (1)	1,899	101,198
Eagle Materials, Inc.	474	74,342
Fortune Brands Home & Security, Inc.	1,052	102,433
Lennox International, Inc.	264	88,488
Louisiana-Pacific Corp.	1,683	106,770
MDU Resources Group, Inc.	1,540	49,542
Owens Corning	759	72,522
Trex Co., Inc. (1)(2)	979	107,455
		782,508
Chemicals – 1.5%
Ashland Global Holdings, Inc.	352	32,071
Axalta Coating Systems Ltd. (1)(2)	1,761	53,781
CF Industries Holdings, Inc.	1,442	65,495
Huntsman Corp.	1,456	38,482
The Mosaic Co.	3,237	104,167
Olin Corp.	452	22,528
RPM International, Inc.	1,000	82,290
Valvoline, Inc.	1,225	36,946
W.R. Grace & Co.	1,404	97,774
Westlake Chemical Corp.	943	82,371
		615,905
Commercial Services – 5.4%
ADT, Inc.	5,643	48,304
Affirm Holdings, Inc. - Class A (1)(2)	2,039	196,437
ASGN, Inc. (1)	413	46,334
Bright Horizons Family Solutions, Inc. (1)	612	89,205
Chegg, Inc. (1)(2)	4,385	364,920
Dun & Bradstreet Holdings, Inc. (1)	6,126	112,290
Euronet Worldwide, Inc. (1)	1,252	166,804
FTI Consulting, Inc. (1)(2)	261	36,464
Grand Canyon Education, Inc. (1)	385	34,319
GXO Logistics, Inc. (1)(2)	1,059	86,616
HealthEquity, Inc. (1)(2)	736	47,229
ManpowerGroup, Inc.	901	109,399
Nielsen Holdings PLC	8,765	188,097
Paylocity Holding Corp. (1)	532	143,214
Quanta Services, Inc.	977	99,752
R1 RCM, Inc. (1)	4,463	88,010
Robert Half International, Inc.	687	71,036
Service Corp. International	1,277	80,145
Terminix Global Holdings, Inc. (1)	1,486	61,862
TriNet Group, Inc. (1)	536	49,355
WEX, Inc. (1)(2)	309	56,723
		2,176,515

	Shares	Value
Computers – 1.7%
Amdocs Ltd.	1,017	$78,340
CACI International, Inc. (1)	188	48,418
DXC Technology Co. (1)	1,700	62,424
Genpact Ltd.	1,423	73,825
Lumentum Holdings, Inc. (1)(2)	1,467	127,101
Maximus, Inc.	504	43,893
NCR Corp. (1)(2)	2,601	110,490
Parsons Corp. (1)(2)	785	27,813
Pure Storage, Inc. (1)(2)	2,535	65,479
Science Applications International Corp. (2)	469	39,504
		677,287
Cosmetics & Personal Care – 0.1%
Coty, Inc. (1)	4,495	43,916
Distribution & Wholesale – 0.9%
IAA, Inc. (1)	1,041	55,298
Pool Corp.	325	160,648
SiteOne Landscape Supply, Inc. (1)	354	70,835
Watsco, Inc.	248	69,048
		355,829
Diversified Financial Services – 4.3%
Affiliated Managers Group, Inc.	660	112,273
Air Lease Corp.	808	32,110
Ally Financial, Inc.	2,514	132,991
Apollo Global Management, Inc. - Class A (2)	2,664	159,254
Credit Acceptance Corp. (1)	119	68,982
Evercore, Inc. - Class A	349	48,734
Interactive Brokers Group, Inc. - Class A	721	46,605
Invesco Ltd.	3,507	88,797
Jefferies Financial Group, Inc.	2,382	88,039
Lazard Ltd.	896	42,470
LPL Financial Holdings, Inc.	556	82,205
OneMain Holdings, Inc.	1,072	61,994
Santander Consumer USA Holdings, Inc.	2,133	89,010
SEI Investments Co.	1,080	67,835
SLM Corp.	2,346	43,987
Stifel Financial Corp.	799	55,211
Tradeweb Markets, Inc. - Class A	1,032	89,794
Upstart Holdings, Inc. (1)	1,757	402,564
		1,712,855
Electric – 1.2%
Black Hills Corp.	495	34,813
Hawaiian Electric Industries, Inc.	761	33,180
IDACORP, Inc. (2)	376	39,612
NRG Energy, Inc.	1,865	85,175

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

18

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Electric – 1.2% (Continued)
OGE Energy Corp.	1,668	$59,064
Ormat Technologies, Inc. (1)	440	31,297
Pinnacle West Capital Corp. (2)	869	66,826
PNM Resources, Inc.	765	37,867
Portland General Electric Co.	696	35,740
Vistra Corp.	3,593	68,590
		492,164
Electrical Components & Equipment – 1.0%
Acuity Brands, Inc.	224	41,335
Generac Holdings, Inc. (1)	562	245,583
Littelfuse, Inc.	191	54,511
Universal Display Corp.	382	79,681
		421,110
Electronics – 2.5%
Allegion PLC	642	92,442
Arrow Electronics, Inc. (1)	851	103,158
Avnet, Inc.	909	36,778
Coherent, Inc. (1)	78	19,708
Hubbell, Inc.	362	74,612
II-VI, Inc. (1)(2)	2,116	133,266
Jabil, Inc.	1,509	93,226
National Instruments Corp.	1,054	44,078
nVent Electric PLC	1,796	61,711
Sensata Technologies Holding PLC (1)	1,245	73,679
SYNNEX Corp.	388	49,303
Trimble, Inc. (1)	1,845	173,836
Woodward, Inc.	392	47,408
		1,003,205
Energy - Alternate Sources – 1.4%
Enphase Energy, Inc. (1)	1,565	271,887
First Solar, Inc. (1)(2)	1,274	119,756
NextEra Energy Partners LP (2)	884	70,658
Plug Power, Inc. (1)	2,508	65,359
Sunrun, Inc. (1)(2)	1,149	50,843
		578,503
Engineering & Construction – 1.0%
AECOM (1)	1,117	73,230
EMCOR Group, Inc.	414	50,301
Exponent, Inc.	385	45,006
Frontdoor, Inc. (1)	719	31,363
MasTec, Inc. (1)	459	41,971
TopBuild Corp. (1)(2)	259	56,667
WillScot Mobile Mini Holdings Corp. (1)	4,005	118,548
		417,086

	Shares	Value
Entertainment – 1.3%
Caesars Entertainment, Inc. (1)(2)	677	$68,804
Churchill Downs, Inc.	666	140,193
Marriott Vacations Worldwide Corp. (1)(2)	232	34,696
Penn National Gaming, Inc. (1)(2)	464	37,630
Vail Resorts, Inc.	846	257,903
		539,226
Environmental Control – 0.6%
Clean Harbors, Inc. (1)	369	37,867
Pentair PLC	1,220	94,135
Stericycle, Inc. (1)(2)	899	62,570
Tetra Tech, Inc.	408	58,687
		253,259
Food – 2.0%
Albertsons Companies, Inc.	4,472	135,770
Beyond Meat, Inc. (1)(2)	513	61,375
Flowers Foods, Inc.	1,729	41,721
The Hain Celestial Group, Inc. (1)(2)	2,157	80,693
Ingredion, Inc.	496	43,579
Lamb Weston Holdings, Inc.	1,037	67,561
Lancaster Colony Corp.	208	36,866
Performance Food Group Co. (1)(2)	1,188	59,661
Pilgrim’s Pride Corp. (1)	2,506	69,767
Post Holdings, Inc. (1)(2)	1,309	146,490
US Foods Holding Corp. (1)	1,602	54,468
		797,951
Food Service – 0.1%
Aramark	1,387	48,254
Gas – 1.0%
National Fuel Gas Co.	778	40,308
NiSource, Inc.	9,000	221,850
ONE Gas, Inc.	397	28,513
Southwest Gas Holdings, Inc.	476	33,468
UGI Corp.	1,527	70,715
		394,854
Hand & Machine Tools – 0.4%
Lincoln Electric Holdings, Inc.	394	55,006
MSA Safety, Inc.	283	46,084
Regal Beloit Corp. (2)	283	42,286
		143,376
Healthcare - Products – 4.8%
10X Genomics, Inc. - Class A (1)	302	53,128
Adaptive Biotechnologies Corp. (1)(2)	1,173	42,603
Avantor, Inc. (1)	7,483	295,129
Bio-Techne Corp. (2)	320	159,725
Bruker Corp.	1,115	98,466

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

19

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Healthcare - Products – 4.8% (Continued)
Envista Holdings Corp. (1)(2)	1,916	$81,986
Globus Medical, Inc. - Class A (1)	572	46,675
Henry Schein, Inc. (1)	974	73,625
Hill-Rom Holdings, Inc.	592	86,183
ICU Medical, Inc. (1)	166	33,092
Inspire Medical Systems, Inc. (1)	299	66,844
Integra LifeSciences Holdings Corp. (1)	752	56,573
Natera, Inc. (1)(2)	739	87,520
Neogen Corp. (1)	834	36,513
Nevro Corp. (1)	248	30,256
Omnicell, Inc. (1)(2)	337	52,326
Penumbra, Inc. (1)	332	91,283
Quidel Corp. (1)	1,386	178,725
Repligen Corp. (1)	745	210,820
STAAR Surgical Co. (1)(2)	392	60,552
Tandem Diabetes Care, Inc. (1)	701	78,631
		1,920,655
Healthcare - Services – 2.5%
Amedisys, Inc. (1)	303	55,585
Charles River Laboratories International, Inc. (1)	400	177,544
Chemed Corp.	130	61,971
Encompass Health Corp.	763	59,857
Invitae Corp. (1)(2)	1,840	54,519
LHC Group, Inc. (1)	265	49,491
Medpace Holdings, Inc. (1)	342	62,364
Oak Street Health, Inc. (1)(2)	2,557	119,489
PPD, Inc. (1)	4,312	199,689
Sotera Health Co. (1)	3,884	95,003
Syneos Health, Inc. (1)	944	87,584
		1,023,096
Home Builders – 0.3%
Thor Industries, Inc.	449	50,930
Toll Brothers, Inc.	862	55,220
		106,150
Home Furnishings – 0.5%
Dolby Laboratories, Inc. - Class A	527	52,231
Leggett & Platt, Inc.	835	40,406
Tempur Sealy International, Inc.	1,975	88,282
		180,919
Household Products & Wares – 0.6%
Avery Dennison Corp.	619	139,517
Helen of Troy Ltd. (1)	239	57,166
Reynolds Consumer Products, Inc.	1,797	50,819
		247,502

	Shares	Value
Housewares – 0.4%
Newell Brands, Inc.	2,210	$56,156
The Scotts Miracle-Gro Co.	541	84,845
		141,001
Insurance – 3.4%
American Financial Group, Inc.	657	90,627
Assurant, Inc.	458	77,910
Athene Holding Ltd. (1)	1,225	82,038
Axis Capital Holdings Ltd.	698	35,717
Equitable Holdings, Inc.	5,590	173,346
Erie Indemnity Co. - Class A	374	66,232
Essent Group Ltd.	881	41,477
Fidelity National Financial, Inc.	2,679	130,815
First American Financial Corp.	853	60,162
The Hanover Insurance Group, Inc.	251	35,469
Kemper Corp.	513	35,192
Lincoln National Corp.	1,631	111,968
MGIC Investment Corp. (2)	2,391	36,511
Old Republic International Corp.	2,029	52,754
Primerica, Inc.	307	46,953
Radian Group, Inc.	1,384	32,704
Reinsurance Group of America, Inc.	523	60,574
RLI Corp.	334	36,483
Selective Insurance Group, Inc.	464	38,776
Unum Group	1,586	42,219
Voya Financial, Inc.	993	64,525
		1,352,452
Internet – 1.8%
Airbnb, Inc. - Class A (1)	536	83,075
Anaplan, Inc. (1)	1,468	88,051
Bumble, Inc. - Class A (1)(2)	918	50,031
Chewy, Inc. - Class A (1)(2)	1,295	114,115
ContextLogic, Inc. - Class A (1)(2)	3,160	22,784
Opendoor Technologies, Inc. (1)	4,421	78,384
Proofpoint, Inc. (1)	424	74,624
Q2 Holdings, Inc. (1)(2)	547	48,185
TripAdvisor, Inc. - Class A (1)	610	21,350
Zendesk, Inc. (1)	1,237	152,893
		733,492
Iron & Steel – 1.2%
Cleveland-Cliffs, Inc. (1)(2)	12,447	292,131
Reliance Steel & Aluminum Co.	389	58,366
Steel Dynamics, Inc.	1,402	94,621
United States Steel Corp.	1,562	41,783
		486,901

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

20

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Leisure Time – 1.3%
Brunswick Corp.	1,165	$112,854
Harley-Davidson, Inc. (2)	3,197	126,377
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,442	37,261
Planet Fitness, Inc. - Class A (1)	872	70,894
Polaris, Inc.	610	73,054
YETI Holdings, Inc. (1)	927	92,088
		512,528
Lodging – 0.3%
Boyd Gaming Corp. (1)(2)	682	41,854
Choice Hotels International, Inc. (2)	353	42,134
Wyndham Hotels & Resorts, Inc. (2)	571	41,512
		125,500
Machinery - Construction & Mining – 0.5%
BWX Technologies, Inc.	811	46,576
Oshkosh Corp.	419	48,009
Vertiv Holdings Co.	3,400	95,778
		190,363
Machinery - Diversified – 2.2%
AGCO Corp.	740	101,839
Cognex Corp.	1,576	139,665
Colfax Corp. (1)	2,279	109,779
Crane Co.	428	43,558
Curtiss-Wright Corp.	293	35,681
Flowserve Corp.	907	35,255
Gates Industrial Corp. PLC (1)	2,310	37,838
Graco, Inc.	1,262	98,966
The Middleby Corp. (1)	389	71,164
Nordson Corp.	437	104,268
The Toro Co.	856	94,109
		872,122
Media – 1.1%
Altice USA, Inc. - Class A (1)	2,677	73,457
Discovery, Inc. - Class A (1)(2)	1,228	35,416
Fox Corp. - Class A	2,745	102,773
The New York Times Co. - Class A	1,394	70,787
News Corp. - Class A	2,288	51,411
Nexstar Media Group, Inc.	591	88,502
		422,346
Metal Fabricate & Hardware – 0.6%
Advanced Drainage Systems, Inc.	783	89,379
RBC Bearings, Inc. (1)	167	38,664
Rexnord Corp.	893	54,259
The Timken Co.	509	37,432
Valmont Industries, Inc.	157	39,071
		258,805

	Shares	Value
Mining – 0.4%
Alcoa Corp. (1)	1,801	$79,910
Royal Gold, Inc. (2)	612	68,134
		148,044
Miscellaneous Manufacturers – 1.1%
A.O. Smith Corp. - Class A	938	68,211
Axon Enterprise, Inc. (1)	963	175,141
Carlisle Companies, Inc.	330	69,544
Donaldson Co., Inc.	869	58,875
ITT, Inc. (2)	719	68,787
		440,558
Office & Business Equipment – 0.1%
Xerox Holdings Corp.	1,265	28,475
Oil & Gas – 1.0%
APA Corp.	1,967	38,317
Cabot Oil & Gas Corp.	2,481	39,423
Cimarex Energy Co. (2)	258	16,569
Continental Resources, Inc.	1,795	70,507
Devon Energy Corp.	1,714	50,649
Diamondback Energy, Inc.	488	37,644
EQT Corp. (1)	1,596	29,255
HollyFrontier Corp.	893	28,871
Marathon Oil Corp.	3,332	39,151
Texas Pacific Land Corp.	40	54,390
		404,776
Oil & Gas Services – 0.1%
NOV, Inc. (1)	2,132	28,078
Packaging & Containers – 1.2%
AptarGroup, Inc.	495	66,726
Berry Global Group, Inc. (1)	1,247	83,761
Crown Holdings, Inc.	1,020	111,986
Graphic Packaging Holding Co.	2,341	48,037
Sealed Air Corp.	1,064	64,936
Silgan Holdings, Inc.	969	41,115
Sonoco Products Co.	733	47,865
		464,426
Pharmaceuticals – 1.0%
Herbalife Nutrition Ltd. (1)(2)	1,011	51,905
Jazz Pharmaceuticals PLC (1)	555	73,099
Neurocrine Biosciences, Inc. (1)	1,785	169,932
Perrigo Co. PLC (2)	1,109	45,413
Sarepta Therapeutics, Inc. (1)	825	64,449
		404,798

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

21

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pipelines – 0.3%
New Fortress Energy, Inc. (2)	2,738	$80,415
Targa Resources Corp.	977	42,910
		123,325
Private Equity – 0.6%
Ares Management Corp.	1,375	106,122
The Carlyle Group, Inc.	2,399	118,463
		224,585
Real Estate – 0.6%
Compass, Inc. - Class A (1)(2)	4,514	71,818
The Howard Hughes Corp. (1)	283	25,620
Jones Lang LaSalle, Inc. (1)(2)	342	82,911
Redfin Corp. (1)(2)	1,090	52,941
		233,290
Real Estate Investment Trusts (REITs) – 8.1%
AGNC Investment Corp. (2)	3,498	57,052
Agree Realty Corp. (2)	664	49,501
American Campus Communities, Inc.	944	48,002
American Homes 4 Rent - Class A (2)	2,280	95,623
Americold Realty Trust	3,169	116,429
Apartment Income REIT Corp.	994	50,515
Blackstone Mortgage Trust, Inc. - Class A	1,126	36,944
Brixmor Property Group, Inc.	2,001	46,923
Camden Property Trust	751	112,680
CoreSite Realty Corp.	364	54,007
Cousins Properties, Inc. (2)	1,508	58,149
CubeSmart	1,502	80,357
CyrusOne, Inc.	915	70,437
Douglas Emmett, Inc.	1,172	38,688
EastGroup Properties, Inc.	322	58,044
Equity LifeStyle Properties, Inc.	1,346	114,504
Federal Realty Investment Trust	495	60,276
First Industrial Realty Trust, Inc.	963	53,918
Gaming and Leisure Properties, Inc.	1,787	88,099
Healthcare Realty Trust, Inc. (2)	1,225	36,787
Healthcare Trust of America, Inc. (2)	2,130	64,603
Highwoods Properties, Inc. (2)	870	39,750
Hudson Pacific Properties, Inc.	2,737	72,202
JBG SMITH Properties	776	23,381
Kilroy Realty Corp.	952	62,499
Kimco Realty Corp. (2)	3,226	70,295
Lamar Advertising Co. - Class A	572	65,111
Life Storage, Inc.	592	73,669
Medical Properties Trust, Inc.	14,473	296,407
MGM Growth Properties, LLC - Class A	842	34,909
National Retail Properties, Inc.	1,346	64,083

	Shares	Value
Real Estate Investment Trusts (REITs) – 8.1% (Continued)
New Residential Investment Corp.	2,167	$23,664
Omega Healthcare Investors, Inc.	1,922	64,445
PS Business Parks, Inc.	200	31,446
QTS Realty Trust, Inc. - Class A (2)	1,777	138,571
Rayonier, Inc. (2)	1,223	44,982
Regency Centers Corp. (2)	1,339	91,882
Rexford Industrial Realty, Inc.	1,123	69,547
SL Green Realty Corp.	472	33,078
STAG Industrial, Inc. - Class A	1,812	76,557
Starwood Property Trust, Inc.	2,023	52,193
STORE Capital Corp.	2,099	75,711
Terreno Realty Corp.	530	35,409
VEREIT, Inc.	1,914	96,714
VICI Properties, Inc. (2)	5,646	174,518
Vornado Realty Trust	1,409	59,009
		3,261,570
Retail – 4.8%
American Eagle Outfitters, Inc. (2)	1,175	35,861
AutoNation, Inc. (1)(2)	564	61,527
Bath & Body Works, Inc. (1)	2,847	192,116
BJ’s Wholesale Club Holdings, Inc. (1)	1,249	70,768
Carvana Co. - Class A (1)(2)	694	227,674
Casey’s General Stores, Inc.	249	50,935
Five Below, Inc. (1)	449	95,552
Floor & Decor Holdings, Inc. (1)	922	113,683
Foot Locker, Inc.	698	39,570
Freshpet, Inc. (1)	657	84,188
GameStop Corp. (1)	496	108,247
The Gap, Inc.	2,125	56,801
Kohl’s Corp.	1,215	69,741
Lithia Motors, Inc. - Class A (2)	225	74,542
MSC Industrial Direct Co., Inc. - Class A	319	26,863
Nordstrom, Inc. (1)	823	23,546
Ollie’s Bargain Outlet Holdings, Inc. (1)	690	49,942
Penske Automotive Group, Inc. (2)	550	49,461
Qurate Retail, Inc. - Series A	4,164	45,929
RH (1)(2)	182	127,522
Texas Roadhouse, Inc.	640	60,800
Victoria’s Secret & Co. (1)	949	62,919
The Wendy’s Co.	1,663	38,282
Williams-Sonoma, Inc.	684	127,703
Wingstop, Inc.	268	46,077
		1,940,249
Savings & Loans – 0.4%
New York Community Bancorp, Inc. (2)	3,481	43,582
People’s United Financial, Inc.	3,179	52,231

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

22

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Savings & Loans – 0.4% (Continued)
Sterling Bancorp	1,165	$26,667
TFS Financial Corp.	2,079	41,559
		164,039
Semiconductors – 2.9%
Brooks Automation, Inc.	974	82,751
Cirrus Logic, Inc. (1)	557	46,604
CMC Materials, Inc.	276	36,603
Cree, Inc. (1)(2)	747	63,480
Entegris, Inc. (2)	1,227	147,412
Lattice Semiconductor Corp. (1)	1,335	82,930
MKS Instruments, Inc.	612	90,074
Monolithic Power Systems, Inc.	551	272,706
ON Semiconductor Corp. (1)	3,989	176,952
Semtech Corp. (1)	704	49,224
Silicon Laboratories, Inc. (1)	851	134,135
		1,182,871
Shipbuilding – 0.2%
Huntington Ingalls Industries, Inc.	304	62,068
Software – 11.6%
ACI Worldwide, Inc. (1)(2)	1,046	33,713
Alteryx, Inc. - Class A (1)	498	36,837
Aspen Technology, Inc. (1)(2)	676	87,542
Avalara, Inc. (1)(2)	929	166,941
Bentley Systems, Inc. - Class B	2,231	143,877
Bill.com Holdings, Inc. (1)	724	198,659
Blackline, Inc. (1)	610	66,551
C3.ai, Inc. - Class A (1)	1,180	60,817
CDK Global, Inc.	890	37,024
Ceridian HCM Holding, Inc. (1)	1,629	183,018
Change Healthcare, Inc. (1)	4,129	90,136
Cloudflare, Inc. - Class A (1)	2,714	327,688
Concentrix Corp. (1)	454	78,719
Datadog, Inc. - Class A (1)(2)	3,695	509,171
Digital Turbine, Inc. (1)(2)	2,159	126,194
Dropbox, Inc. - Class A (1)	2,428	76,992
Dynatrace, Inc. (1)	3,331	228,940
Elastic NV (1)	1,117	178,217
Everbridge, Inc. (1)(2)	364	57,137
Fair Isaac Corp. (1)	262	120,452
Fastly, Inc. - Class A (1)(2)	1,200	52,320
Five9, Inc. (1)	369	58,387
Guidewire Software, Inc. (1)	830	98,322
J2 Global, Inc. (1)(2)	405	55,769
Manhattan Associates, Inc. (1)	420	68,456
Medallia, Inc. (1)	1,299	43,867
MongoDB, Inc. - Class A (1)	681	266,836

	Shares	Value
Software – 11.6% (Continued)
N-Able, Inc. (1)(2)	2,727	$36,896
nCino, Inc. (1)	1,110	68,831
Nuance Communications, Inc. (1)	6,234	343,182
Nutanix, Inc. - Class A (1)	1,530	56,472
Pegasystems, Inc.	839	115,472
PTC, Inc. (1)	2,442	321,514
Smartsheet, Inc. (1)	1,295	103,043
SolarWinds Corp.	2,945	50,271
Teradata Corp. (1)(2)	1,286	70,331
Zynga, Inc. (1)	5,391	47,710
		4,666,304
Telecommunications – 0.5%
Ciena Corp. (1)	1,233	70,441
Iridium Communications, Inc. (1)	1,172	52,166
Juniper Networks, Inc.	2,532	73,377
		195,984
Textiles – 0.2%
Mohawk Industries, Inc. (1)	458	90,574
Toys, Games & Hobbies – 0.2%
Mattel, Inc. (1)(2)	3,218	68,704
Transportation – 0.6%
Knight-Swift Transportation Holdings, Inc.	1,218	63,251
Landstar System, Inc.	282	47,384
Saia, Inc. (1)	207	49,707
XPO Logistics, Inc. (1)	1,059	92,038
		252,380
Water – 0.4%
Essential Utilities, Inc.	3,241	160,851
Total Common Stocks
(Cost $34,555,388)		40,059,945
Escrow Units – 0.0% (3)
Healthcare - Products – 0.0% (3)
Wright Medical Group N.V. (1)	776	—
Total Escrow Units
(Cost $0)		—
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund - Class X, 0.030% (4)	32,318	32,318

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Next 500 ETF

23

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

	Shares	Value
Total Short-Term Investments
(Cost $32,318)		$32,318
Investments Purchased With Collateral From Securities Lending – 17.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090%% (4)	6,894,331	6,894,331
Total Investments Purchased With Collateral From Securities Lending
(Cost $6,894,331)		6,894,331
Total Investments in Securities – 117.1%
(Cost $41,482,037)		46,986,594
Liabilities in Excess of Other Assets – (17.1)%		(6,849,720)
Total Net Assets – 100.0%		$40,136,874

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $6,806,703 or 17.0% of net assets as of August 31, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

SoFi Social 50 ETF

24

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 1.8%
The Boeing Co. (1)	2,171	$476,534

Airlines – 3.5%
American Airlines Group, Inc. (1)(2)	14,382	286,777
Delta Air Lines, Inc. (1)(2)	11,157	451,189
Southwest Airlines Co. (1)(2)	3,599	179,158
		917,124
Apparel – 0.4%
Nike, Inc. - Class B	706	116,306
Auto Manufacturers – 11.5%
Ford Motor Co. (1)	27,796	362,182
NIO, Inc. - Class A - ADR (1)	26,947	1,059,287
Tesla, Inc. (1)	2,153	1,584,005
		3,005,474
Beverages – 0.8%
The Coca-Cola Co.	3,478	195,846
Biotechnology – 3.1%
Moderna, Inc. (1)	2,168	816,664
Commercial Services – 3.5%
PayPal Holdings, Inc. (1)	1,010	291,546
Square, Inc. - Class A (1)(2)	2,366	634,254
		925,800
Computers – 5.9%
Apple, Inc.	10,129	1,537,886
Diversified Financial Services – 2.7%
Coinbase Global, Inc. - Class A (1)	2,733	707,847
Entertainment – 7.2%
AMC Entertainment Holdings, Inc. (1)(2)	39,834	1,877,376
Food – 0.6%
Beyond Meat, Inc. (1)(2)	1,195	142,970
Insurance – 1.5%
Berkshire Hathaway, Inc. - Class B (1)	1,335	381,503
Internet – 15.2%
Alibaba Group Holding Ltd. - ADR (1)	2,217	370,217
Alphabet, Inc. - Class A (1)	235	680,078
Amazon.com, Inc.(1)	442	1,534,089
Facebook, Inc. - Class A (1)	991	375,966
Netflix, Inc. (1)	515	293,133

	Shares	Value
Internet – 15.2% (Continued)
Shopify, Inc. - Class A (1)(2)	383	$583,991
Uber Technologies, Inc. (1)	3,859	151,041
		3,988,515
Leisure Time – 2.4%
Carnival Corp. (1)(2)	16,805	405,673
Virgin Galactic Holdings, Inc. - Class A (1)	8,610	233,417
		639,090
Media – 3.5%
The Walt Disney Co.	5,072	919,554
Miscellaneous Manufacturers – 1.0%
3M Co.	490	95,423
General Electric Co.	1,510	159,169
		254,592
Oil & Gas – 1.0%
Exxon Mobil Corp.	4,814	262,459
Pharmaceuticals – 5.2%
Aurora Cannabis, Inc. (1)(2)	22,891	169,851
Canopy Growth Corp. (1)	3,849	66,318
Johnson & Johnson	1,101	190,616
Pfizer, Inc.	6,311	290,748
Sundial Growers, Inc. (1)(2)	318,327	248,232
Tilray, Inc. (1)(2)	20,650	282,699
Zomedica Corp. (1)	160,971	102,667
		1,351,131
Retail – 9.6%
Costco Wholesale Corp.	657	299,257
GameStop Corp. (1)	7,450	1,625,888
Starbucks Corp.	1,968	231,220
Target Corp.	715	176,591
Walmart, Inc.	1,284	190,160
		2,523,116
Semiconductors – 6.8%
Advanced Micro Devices, Inc. (1)	5,276	584,159
NVIDIA Corp.	5,292	1,184,614
		1,768,773
Software – 10.5%
BlackBerry Ltd. (1)(2)	27,181	310,135
Microsoft Corp.	4,053	1,223,520
Palantir Technologies, Inc. - Class A (1)	39,128	1,030,632
Zoom Video Communications, Inc. - Class A (1)	655	189,622
		2,753,909

SoFi Social 50 ETF

25

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

	Shares	Value
Telecommunications – 2.2%
AT&T, Inc.	12,262	$336,224
Nokia Oyj - ADR (1)	39,498	235,408
		571,632
Total Common Stocks
(Cost $23,831,789)		26,134,101

Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund - Class X, 0.030% (3)	18,591	18,591
Total Short-Term Investments
(Cost $18,591)		18,591

	Shares	Value
Investments Purchased With Collateral From Securities Lending – 18.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (3)	4,944,110	$4,944,110
Total Investments Purchased With Collateral From Securities Lending
(Cost $4,944,110)		4,944,110
Total Investments in Securities – 118.9%
(Cost $28,794,490)		31,096,802
Liabilities in Excess of Other Assets – (18.9)%		(4,933,988)
Total Net Assets – 100.0%		$26,162,814

ADRAmerican Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $4,939,694 or 18.9% of net assets as of August 31, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

SoFi GIG Economy ETF

26

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks – 98.9%
Applications Software – 5.3%
Materialise NV - ADR (1)	12,462	$274,912
Microsoft Corp.	1,216	367,086
Monday.com Ltd. (1)	3,181	1,206,744
		1,848,742
Auto-Cars & Light Trucks – 0.6%
Tesla, Inc. (1)	286	210,416
Commercial Services – 0.4%
IWG PLC (1)	31,661	130,329
Commercial Services - Finance – 7.8%
Adyen NV (1)	134	432,546
PayPal Holdings, Inc. (1)	3,019	871,464
Square, Inc. - Class A (1)(2)	4,181	1,120,801
Yeahka Ltd. (1)	75,331	309,466
		2,734,277
Communications Software – 0.4%
Zoom Video Communications, Inc. - Class A (1)	519	150,250
Computer Software – 7.4%
Box, Inc. - Class A (1)	4,751	122,481
Citrix Systems, Inc. (1)	514	52,875
Cloudera, Inc. (1)	10,232	162,996
Dropbox, Inc. - Class A (1)	4,085	129,535
Fastly, Inc. - Class A (1)	4,294	187,218
Lightspeed Commerce, Inc. (1)	11,464	1,274,568
MongoDB, Inc. - Class A (1)	676	264,877
Splunk, Inc. (1)	1,280	195,674
Twilio, Inc. - Class A (1)	549	195,971
		2,586,195
Computers - Other – 2.5%
Nano Dimension Ltd. - ADR (1)(2)	55,877	357,613
Stratasys Ltd. (1)(2)	25,023	526,984
		884,597
Data Processing & Management – 1.0%
DocuSign, Inc. (1)	1,128	334,159
E-Commerce & Products – 14.1%
Alibaba Group Holding Ltd. - ADR (1)	4,243	708,538
eBay, Inc.	3,466	265,981
Etsy, Inc. (1)(2)	2,451	530,053
Farfetch Ltd. - Class A (1)(2)	8,910	372,973
JD.com, Inc. - Class A - ADR (1)	7,427	583,465

	Shares	Value
E-Commerce & Products – 14.1% (Continued)
Pinduoduo, Inc. - Class A - ADR (1)	7,182	$718,344
Rakuten Group, Inc. (1)	47,131	494,219
Sea Ltd. - Class A - ADR (1)	3,634	1,229,455
		4,903,028
E-Commerce & Services – 16.0%
Airbnb, Inc. - Class A (1)	7,392	1,145,686
BASE, Inc. (1)	9,226	96,073
Delivery Hero SE (1)	1,454	210,429
Demae-Can Co. Ltd. (1)	7,456	105,671
DoorDash, Inc. - Class A (1)(2)	685	131,109
Eventbrite, Inc. - Class A (1)(2)	14,340	253,531
Fiverr International Ltd. (1)(2)	4,029	723,246
Lyft, Inc. - Class A (1)(2)	9,178	436,964
MercadoLibre, Inc. (1)	575	1,073,784
Uber Technologies, Inc. (1)(2)	13,135	514,104
Upwork, Inc. (1)(2)	19,923	890,757
		5,581,354
E-Marketing - Information – 1.4%
Jumia Technologies AG - ADR (1)(2)	23,767	475,578
Enterprise Software & Services – 2.9%
HubSpot, Inc. (1)(2)	859	587,960
salesforce.com, Inc. (1)	1,045	277,207
Workday, Inc. - Class A (1)	523	142,862
		1,008,029
Entertainment Software – 6.0%
Bilibili, Inc. - ADR (1)	4,138	331,992
HUYA, Inc. - Class A - ADR (1)(2)	39,833	425,815
NetEase, Inc. - ADR	5,299	516,228
ROBLOX Corp. - Class A (1)(2)	9,958	817,054
		2,091,089
Finance - Consumer Loans – 3.6%
LendingClub Corp. (1)	24,432	758,858
LendingTree, Inc. (1)(2)	3,002	500,223
		1,259,081
Internet Application Software – 3.5%
Shopify, Inc. - Class A (1)	791	1,206,101
Internet Content - Entertainment – 10.3%
JOYY, Inc. - Class A - ADR (1)(2)	6,792	429,934
Pinterest, Inc. - Class A (1)	11,622	645,835
Snap, Inc. - Class A (1)(2)	8,195	623,721
Spotify Technology SA (1)	3,939	923,065
Twitter, Inc. (1)	15,095	973,627
		3,596,182

SoFi GIG Economy ETF

27

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

	Shares	Value
Internet Content - Information & News – 4.2%
Just Eat Takeaway.com NV - ADR (1)	7,624	$138,147
Just Eat Takeaway.com NV (1)	757	68,333
Just Eat Takeaway.com NV (1)	945	85,583
Meituan - Class B (1)	12,527	401,065
Tencent Holdings Ltd.	12,429	769,007
		1,462,135
Metal Processors & Fabrication – 1.2%
Proto Labs, Inc. (1)	5,510	408,622
Recreational Vehicles – 0.5%
Camping World Holdings, Inc. - Class A (1)	3,972	158,642
Schools – 2.8%
2U, Inc. (1)(2)	23,744	879,240
New Oriental Education & Technology Group, Inc. - ADR (1)	43,130	97,474
		976,714
Special Purpose Acquisition Companies – 1.7%
BowX Acquisition Corp. - Class A (1)(2)	14,279	141,790
TPG Pace Tech Opportunities Corp. - Class A (1)	43,807	437,194
		578,984
Transport - Services – 1.2%
DiDi Global, Inc. - Class A - ADR (1)(2)	30,742	252,699
FedEx Corp. (1)	634	168,448
		421,147
Web Hosting & Design – 0.5%
GoDaddy, Inc. - Class A (1)	2,482	181,955

	Shares	Value
Web Portals & ISPs – 3.6%
Baidu, Inc. - Class A - ADR (1)	5,107	$801,901
Yandex NV - Class A (1)	6,032	463,861
		1,265,762
Total Common Stocks
(Cost $38,141,141)		34,453,368
Short-Term Investments – 1.2%
Money Market Funds – 1.2%
First American Government Obligations Fund - Class X, 0.030% (3)	430,348	430,348
Total Short-Term Investments
(Cost $430,348)		430,348
Investments Purchased With Collateral From Securities Lending – 26.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (3)	9,145,094	9,145,094
Total Investments Purchased With Collateral From Securities Lending
(Cost $9,145,094)		9,145,094
Total Investments in Securities – 126.3%
(Cost $47,716,583)		44,028,810
Liabilities in Excess of Other Assets – (26.3)%		(9,159,682)
Total Net Assets – 100.0%		$34,869,128

ADRAmerican Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $8,977,271 or 25.7% of net assets as of August 31, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

SoFi Weekly Income ETF

28

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

	Principal Amount	Value
Asset Backed Securities – 3.7%
AB Issuer, LLC, Series 2021-1, Class A2
3.734%, 07/30/2051	$90,000	$92,933
Applebee’s Funding, LLC / IHOP Funding, LLC, Series 2019-1A, Class A2I
4.194%, 06/07/2049	198,500	202,692
Hardee’s Funding, LLC, Series 2021-1A, Class A2
2.865%, 06/20/2051	150,000	153,172
ITE Rail Fund Levered L.P., Series 2021-1A, Class A
2.250%, 02/28/2051	97,506	98,650
ServiceMaster Funding, LLC, Series 2020-1, Class A2II
3.337%, 01/30/2051	114,425	120,648
SERVPRO Master Issuer, LLC, Series 2021-1A, Class A2
2.394%, 04/25/2051	125,685	128,286
Total Asset Backed Securities
(Cost $770,159)		796,381
Convertible Bonds – 0.5%
Investment Companies – 0.5%
BlackRock Capital Investment Corp.
5.000%, 06/15/2022	100,000	101,388
Total Convertible Bonds
(Cost $101,949)		101,388
Corporate Bonds – 88.0%
Aerospace & Defense – 0.8%
Howmet Aerospace, Inc.
6.875%, 05/01/2025	100,000	118,313
3.000%, 01/15/2029	50,000	51,065
		169,378
Airlines – 2.1%
Delta Air Lines, Inc.
7.375%, 01/15/2026	151,000	177,871
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027	214,000	232,747
United Airlines, Inc.
4.375%, 04/15/2026	40,000	41,575
		452,193
Apparel – 1.0%
Hanesbrands, Inc.
4.875%, 05/15/2026	110,000	120,175
Wolverine World Wide, Inc.
4.000%, 08/15/2029	100,000	101,557
		221,732

	Principal Amount	Value
Auto Manufacturers – 2.6%
Allison Transmission, Inc.
4.750%, 10/01/2027	$135,000	$141,683
Ford Motor Credit Co, LLC
3.664%, 09/08/2024(8)	400,000	417,500
		559,183
Auto Parts & Equipment – 1.1%
Meritor, Inc.
6.250%, 06/01/2025	172,000	183,173
4.500%, 12/15/2028	55,000	56,176
		239,349
Banks – 2.6%
Citizens Financial Group, Inc.
6.000% (3 Month LIBOR USD + 3.003%), 7/6/2023 (1)(2)(3)	227,000	237,215
Natwest Group PLC
6.000% (5 Year CMT Rate + 5.625%), 12/29/2025 (1)(2)(3)	200,000	224,430
Wells Fargo & Co.
3.900% (5 Year CMT Rate + 3.453%), 3/15/2026 (1)(2)(3)(8)	79,000	82,180
		543,825
Chemicals – 0.2%
Olin Corp.
5.125%, 09/15/2027	45,000	46,800
Commercial Services – 2.9%
The Brink’s Co.
4.625%, 10/15/2027	179,000	188,233
Gartner, Inc.
3.625%, 06/15/2029	200,000	206,160
Square, Inc.
2.750%, 06/01/2026	100,000	103,022
United Rentals North America, Inc.
5.500%, 05/15/2027	119,000	125,671
		623,086
Diversified Financial Services – 7.7%
AerCap Holdings N.V.
5.875% (5 Year CMT Rate + 4.535%), 10/10/2079 (1)(2)	388,000	406,608
American Express Co.
3.553% (3 Month LIBOR USD + 3.428%), 11/15/2021 (1)(3)	115,000	115,845
Avolon Holdings Funding Ltd.
4.250%, 04/15/2026	105,000	113,914
BGC Partners, Inc.
4.375%, 12/15/2025	80,000	87,118

SoFi Weekly Income ETF

29

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

	Principal Amount	Value
Diversified Financial Services – 7.7% (Continued)
The Depository Trust & Clearing Corp.
3.375% (5 Year CMT Rate + 2.606%), 06/20/2026 (1)(2)(3)	$250,000	$258,906
Navient Corp.
5.500%, 01/25/2023	355,000	372,750
OneMain Finance Corp.
3.500%, 01/15/2027	235,000	238,175
SLM Corp.
4.200%, 10/29/2025	50,000	53,938
		1,647,254
Electric – 1.8%
NextEra Energy Operating Partners L.P.
4.250%, 9/15/2024	135,000	142,486
3.875%, 10/15/2026	115,000	122,081
TransAlta Corp.
4.500%, 11/15/2022	115,000	119,678
		384,245
Electrical Components & Equipment – 1.0%
EnerSys
4.375%, 12/15/2027	200,000	210,497
Energy - Alternate Sources – 1.3%
TerraForm Power Operating, LLC
4.250%, 01/31/2023	267,000	274,676
Environmental Control – 1.0%
Stericycle, Inc.
5.375%, 07/15/2024	215,000	220,650
Healthcare - Products – 1.0%
Hologic, Inc.
3.250%, 02/15/2029	215,000	220,579
Healthcare Services – 2.7%
Centene Corp.
2.450%, 07/15/2028	80,000	81,285
HCA, Inc.
5.375%, 02/01/2025	253,000	285,418
Magellan Health, Inc.
4.900%, 09/22/2024(4)	190,000	209,553
		576,256
Home Builders – 1.0%
LGI Homes, Inc.
4.000%, 07/15/2029	100,000	100,641
Meritage Homes Corp.
6.000%, 06/01/2025	95,000	109,057
		209,698

	Principal Amount	Value
Insurance – 3.2%
Allianz SE
3.500% (5 Year CMT Rate + 2.973%), 11/17/2025 (1)(2)(3)	$200,000	$207,800
NMI Holdings, Inc.
7.375%, 06/01/2025	255,000	288,787
SBL Holdings, Inc.
5.125%, 11/13/2026	155,000	173,374
		669,961
Internet – 1.8%
NortonLifeLock, Inc.
5.000%, 04/15/2025	276,000	279,359
Uber Technologies, Inc.
7.500%, 05/15/2025	100,000	106,750
		386,109
Investment Companies – 7.0%
Ares Capital Corp.
2.150%, 07/15/2026	163,000	164,269
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/2026	114,000	117,354
BlackRock TCP Capital Corp.
3.900%, 08/23/2024	135,000	143,692
Blackstone Secured Lending Fund
3.625%, 01/15/2026	115,000	122,262
Main Street Capital Corp.
5.200%, 05/01/2024	195,000	211,732
Oaktree Specialty Lending Corp.
2.700%, 01/15/2027	120,000	121,273
Owl Rock Capital Corp.
4.250%, 01/15/2026	115,000	124,122
Owl Rock Technology Finance Corp.
4.750%, 12/15/2025	195,000	214,857
Prospect Capital Corp.
5.875%, 03/15/2023(8)	140,000	148,269
Sixth Street Specialty Lending, Inc.
3.875%, 11/01/2024	115,000	123,152
		1,490,982
Media – 3.6%
AMC Networks, Inc.
5.000%, 04/01/2024	148,000	150,035
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/2027	178,000	186,312
Quebecor Media, Inc.
5.750%, 01/15/2023	115,000	122,187
Sirius XM Radio, Inc.
3.125%, 09/01/2026	100,000	102,020
4.000%, 07/15/2028	200,000	204,570
		765,124

SoFi Weekly Income ETF

30

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
Mining – 1.2%
Freeport-McMoRan, Inc.
4.550%, 11/14/2024	$237,000	$256,849
Miscellaneous Manufacturers – 0.7%
General Electric Co.
3.449% (3 Month LIBOR USD + 3.330%), 12/15/2021 (1)(3)	145,000	140,981
Oil & Gas – 6.9%
Apache Corp.
4.625%, 11/15/2025	230,000	249,196
Cenovus Energy, Inc.
5.375%, 07/15/2025	90,000	102,207
Continental Resources, Inc.
4.500%, 04/15/2023	210,000	219,187
EQT Corp.
6.625%, 02/01/2025(4)	253,000	290,310
Occidental Petroleum Corp.
3.200%, 08/15/2026	171,000	176,702
5.134%, 10/10/2036(5)(6)	463,000	251,759
Ovintiv Exploration, Inc.
5.375%, 01/01/2026	50,000	56,566
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/2027	120,000	125,545
		1,471,472
Packaging & Containers – 3.9%
Berry Global, Inc.
4.875%, 07/15/2026	350,000	369,530
Graphic Packaging International, LLC
4.125%, 08/15/2024	180,000	192,415
Sealed Air Corp.
5.500%, 09/15/2025	165,000	185,321
Silgan Holdings, Inc.
4.750%, 03/15/2025	87,000	88,414
		835,680
Pharmaceuticals – 2.0%
PRA Health Sciences, Inc.
2.875%, 07/15/2026	200,000	204,778
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/2023	218,000	215,286
		420,064
Pipelines – 6.8%
Buckeye Partners L.P.
3.950%, 12/01/2026	155,000	160,151
DCP Midstream Operating L.P.
5.375%, 07/15/2025	195,000	214,988

	Principal Amount	Value
Pipelines – 6.8% (Continued)
EnLink Midstream Partners L.P.
4.400%, 04/01/2024	$125,000	$130,181
Enterprise Products Operating, LLC
4.875% (3 Month LIBOR USD + 2.986%), 08/16/2077 (1)(2)	181,000	177,507
Hess Midstream Operations L.P.
5.125%, 06/15/2028	100,000	104,875
NuStar Logistics L.P.
5.750%, 10/01/2025	175,000	188,344
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.375%, 02/01/2027	146,000	151,475
Transcanada Trust
5.625% (3 Month LIBOR USD + 3.528%), 05/20/2075 (1)(2)	114,000	123,706
Western Midstream Operating L.P.
4.000%, 07/01/2022	195,000	197,681
		1,448,908
Real Estate – 0.6%
Newmark Group, Inc.
6.125%, 11/15/2023	112,000	121,660
Real Estate Investment Trusts (REITs) – 7.8%
EPR Properties
4.750%, 12/15/2026	80,000	86,445
Iron Mountain, Inc.
4.875%, 09/15/2027	314,000	327,345
iStar, Inc.
4.750%, 10/01/2024	187,000	198,697
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/2027	178,000	188,680
Office Properties Income Trust
4.500%, 02/01/2025	154,000	166,572
2.650%, 06/15/2026	55,000	56,160
Service Properties Trust
4.650%, 03/15/2024	340,000	344,680
Starwood Property Trust, Inc.
4.750%, 03/15/2025	100,000	104,875
VICI Properties LP / VICI Note Co., Inc.
3.750%, 02/15/2027	180,000	187,425
		1,660,879
Retail – 1.4%
QVC, Inc.
4.850%, 04/01/2024	84,000	91,434
4.750%, 02/15/2027	200,000	214,566
		306,000

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Weekly Income ETF

31

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
Semiconductors – 2.8%
Amkor Technology, Inc.
6.625%, 09/15/2027	$215,000	$231,834
ON Semiconductor Corp.
3.875%, 09/01/2028	204,000	214,608
Qorvo, Inc.
4.375%, 10/15/2029	141,000	156,510
		602,952
Software – 0.9%
PTC, Inc.
4.000%, 02/15/2028	180,000	186,300
Telecommunications – 5.7%
Level 3 Financing, Inc.
4.250%, 07/01/2028	292,000	295,857
Nokia Oyj
4.375%, 06/12/2027	168,000	186,643
Sprint Corp.
7.875%, 09/15/2023	291,000	330,052
T-Mobile USA, Inc.
2.250%, 02/15/2026	287,000	293,458
2.250%, 02/15/2026	110,000	112,475
		1,218,485
Toys, Games, & Hobbies – 0.9%
Mattel, Inc.
3.375%, 04/01/2026	175,000	182,011
Total Corporate Bonds
(Cost $18,133,800)		18,763,818
Mortgage Backed Securities – 1.5%
Federal National Mortgage Association Interest Strips
5.000%, 01/25/2043	891,614	154,717
4.000%, 01/25/2048	711,812	56,766
Federal National Mortgage Association REMICS
3.000%, 03/25/2028	1,498,415	90,092
1.450% (SOFR + 1.500%), 05/25/2051 (1)	316,435	10,256
Total Mortgage Backed Securities
(Cost $301,343)		311,831
Municipal – 1.3%
Metropolitan Transportation Authority
5.000%, 09/01/2022	115,000	120,401
State of Illinois
4.950%, 06/01/2023	157,818	167,334
Total Municipal Bonds
(Cost $276,515)		287,735

	Shares	Value
Preferred Stocks – 1.7%
Banks – 1.1%
U.S. Bancorp
3.750%, 01/15/2026 (3)	9,000	$224,550

Diversified Financial Services – 0.6%
Brookfield Finance, Inc.
4.625%, 10/16/2080	5,000	127,000
Total Preferred Stocks
(Cost $350,000)		351,550

Short-Term Investments – 2.5%
Money Market Funds – 2.5%
First American Government Obligations Fund – Class X, 0.030% (7)	535,177	535,177
Total Short-Term Investments
(Cost $535,177)		535,177

Investments Purchased With Collateral From Securities Lending – 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (7)	524,700	524,700
Total Investments Purchased With Collateral From Securities Lending
(Cost $524,700)		524,700

Total Investments in Securities – 101.7%
(Cost $20,993,643)		21,672,580
Liabilities in Excess of Other Assets – (1.7)%		(357,964)
Total Net Assets – 100.0%		$21,314,616

CMTConstant Maturity Treasury Rate

LIBORLondon Interbank Offered Rate

SOFRSecured Overnight Financing Rate

USDUnited States Dollar

(1)Variable rate security; rate shown is the rate in effect on August 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(2)Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on August 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(3)Perpetual call date security. Date shown is next call date.

(4)Step-up bond; the interest rate shown is the rate in effect as of August 31, 2021.

(5)Rate represents the annualized effective yield to maturity from the purchase price.

(6)Zero coupon security.

(7)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

(8)This security or a portion of this security was out on loan as of August 31, 2021. Total loaned securities had a value of $514,827 or 2.4% of net assets as of August 31, 2021. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

32

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

	Shares	Value
Common Stocks – 99.6%
Advertising – 0.1%
Omnicom Group, Inc.	102	$7,468

Aerospace & Defense – 1.3%
BAE Systems PLC	1,546	12,094
General Dynamics Corp.	118	23,637
Lockheed Martin Corp.	113	40,657
Thales SA	50	5,072
		81,460
Agriculture – 1.1%
Archer-Daniels-Midland Co.	266	15,960
British American Tobacco PLC	1,104	41,464
Japan Tobacco, Inc.	516	10,016
		67,440
Apparel – 0.1%
Burberry Group PLC	195	4,990

Auto Manufacturers – 2.3%
Cummins, Inc.	69	16,283
Honda Motor Co. Ltd.	785	23,880
Suzuki Motor Corp.	193	8,355
Toyota Motor Corp.	1,074	93,772
		142,290
Auto Parts & Equipment – 0.6%
Aisin Corp.	81	3,100
Bridgestone Corp.	273	12,584
Magna International, Inc.	135	10,644
Sumitomo Rubber Industries Ltd.	88	1,057
Toyoda Gosei Co. Ltd.	45	958
Toyota Industries Corp.	70	5,919
The Yokohama Rubber Co. Ltd.	80	1,367
		35,629
Banks – 16.8%
Bank of America Corp.	3,615	150,926
Bank of Montreal	306	30,405
The Bank of New York Mellon Corp.	366	20,211
The Bank of Nova Scotia	564	34,880
Canadian Imperial Bank of Commerce	211	24,235
The Chiba Bank Ltd.	318	1,989
Citigroup, Inc.	992	71,335
Citizens Financial Group, Inc.	185	8,101
Concordia Financial Group Ltd.	513	1,994
Fifth Third Bancorp	336	13,057
Huntington Bancshares, Inc.	706	10,964
Japan Post Bank Co. Ltd.	192	1,683
JPMorgan Chase & Co.	1,436	229,688
KeyCorp	415	8,433

	Shares	Value
Banks – 16.8% (Continued)
M&T Bank Corp.	56	$7,841
Macquarie Group Ltd.	165	20,107
Morgan Stanley	703	73,414
National Bank of Canada	159	12,600
Natwest Group PLC	2,497	7,323
Northern Trust Corp.	92	10,904
Oversea-Chinese Banking Corp. Ltd.	1,924	16,349
The PNC Financial Services Group, Inc.	201	38,411
Raiffeisen Bank International AG	65	1,561
Regions Financial Corp.	456	9,316
Resona Holdings, Inc.	1,129	4,375
Royal Bank of Canada	681	69,843
Seven Bank Ltd.	287	656
The Shizuoka Bank Ltd.	240	1,883
State Street Corp.	156	14,494
Sumitomo Mitsui Financial Group, Inc.	612	21,174
The Toronto-Dominion Bank	861	55,824
Truist Financial Corp.	637	36,347
U.S. Bancorp	645	37,017
United Overseas Bank Ltd.	753	14,320
		1,061,660
Beverages – 1.9%
Asahi Group Holdings Ltd.	208	9,683
The Coca-Cola Co.	1,840	103,610
Kirin Holdings Co. Ltd.	361	6,552
Suntory Beverage & Food Ltd.	59	2,366
		122,211
Biotechnology – 0.7%
Gilead Sciences, Inc.	580	42,212

Building Materials – 1.1%
AGC, Inc.	89	4,310
Buzzi Unicem SpA	55	1,459
Cie de Saint-Gobain	227	16,450
CRH PLC	360	19,159
HeidelbergCement AG	70	6,082
Holcim Ltd.	234	13,334
Lixil Corp.	132	3,851
Taiheiyo Cement Corp.	54	1,240
Wienerberger AG	60	2,354
Xinyi Glass Holdings Ltd.	815	3,427
		71,666
Chemicals – 2.4%
Air Products and Chemicals, Inc.	105	28,299
Air Water, Inc.	91	1,470
Akzo Nobel NV	81	9,982
Asahi Kasei Corp.	646	6,680

SoFi Weekly Dividend ETF

33

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks – 99.6% (Continued)
Chemicals – 2.4% (Continued)
Celanese Corp.	53	$8,406
Covestro AG	89	5,768
Daicel Corp.	165	1,331
DIC Corp.	45	1,296
Dow, Inc.	345	21,701
Eastman Chemical Co.	65	7,355
Evonik Industries AG	84	2,836
FMC Corp.	61	5,711
Givaudan SA	4	20,064
LyondellBasell Industries NV	127	12,744
Mitsubishi Gas Chemical Co., Inc.	91	1,719
Mitsui Chemicals, Inc.	86	2,975
Nitto Denko Corp.	70	5,327
Solvay SA	34	4,453
Tosoh Corp.	136	2,473
Yara International ASA	77	3,862
		154,452
Coal – 0.0%(3)
Thungela Resources Ltd.(1)	61	255

Commercial Services – 0.9%
Automatic Data Processing, Inc.	202	42,226
Dai Nippon Printing Co. Ltd.	108	2,572
Intertek Group PLC	78	5,657
Randstad NV	55	4,045
		54,500
Computers – 0.3%
Avast PLC	312	2,567
Computershare Ltd.	245	2,954
Hewlett Packard Enterprise Co.	613	9,477
Otsuka Corp.	60	3,113
SCSK Corp.	25	1,582
		19,693
Cosmetics & Personal Care – 4.4%
L’Oreal SA	100	46,781
The Procter & Gamble Co.	1,156	164,603
Unilever PLC	1,223	68,101
		279,485
Distribution & Wholesale – 1.7%
Bunzl PLC	161	5,841
Fastenal Co.	270	15,079
Ferguson PLC	107	15,470
ITOCHU Corp.	705	21,247
Jardine Cycle & Carriage Ltd.	51	737
Marubeni Corp.	819	6,528
Mitsubishi Corp.	647	19,499

	Shares	Value
Distribution & Wholesale – 1.7% (Continued)
Mitsui & Co. Ltd.	724	$16,008
Seven Group Holdings Ltd.	70	1,087
Toyota Tsusho Corp.	110	4,871
		106,367
Diversified Financial Services – 1.8%
Ally Financial, Inc.	165	8,728
Daiwa Securities Group, Inc.	676	3,830
Deutsche Boerse AG	87	15,004
Discover Financial Services	145	18,592
Franklin Resources, Inc.	140	4,542
Hargreaves Lansdown PLC	169	3,509
IGM Financial, Inc.	50	1,820
Japan Exchange Group, Inc.	250	5,960
ORIX Corp.	583	10,887
SBI Holdings, Inc.	115	2,795
Schroders PLC	70	3,642
Singapore Exchange Ltd.	394	2,900
Synchrony Financial	266	13,233
T. Rowe Price Group, Inc.	95	21,268
		116,710
Electric – 6.5%
A2A SpA	749	1,645
Algonquin Power & Utilities Corp.	292	4,527
Alliant Energy Corp.	119	7,234
Ameren Corp.	119	10,439
American Electric Power Co., Inc.	238	21,318
Atco Ltd. - Class I	48	1,612
Chubu Electric Power Co., Inc.	350	4,234
CLP Holdings Ltd.	908	9,077
CMS Energy Corp.	136	8,722
Consolidated Edison, Inc.	167	12,600
DTE Energy Co.	92	11,071
Electric Power Development Co. Ltd.	79	1,182
Emera, Inc.	120	5,656
Entergy Corp.	99	10,950
Evergy, Inc.	108	7,393
Eversource Energy	162	14,698
Fortis, Inc.	222	10,154
Fortum Oyj	201	6,103
Hera SpA	407	1,760
Hydro One Ltd.	150	3,727
Iberdrola SA	2,929	36,287
NextEra Energy, Inc.	940	78,951
Pinnacle West Capital Corp.	55	4,230
Power Assets Holdings Ltd.	669	4,202
Public Service Enterprise Group, Inc.	240	15,346
Red Electrica Corp. SA	207	4,127

SoFi Weekly Dividend ETF

34

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.6% (Continued)
Electric – 6.5% (Continued)
RWE AG	301	$11,757
Sempra Energy	150	19,854
The Southern Co.	480	31,550
SSE PLC	506	11,368
Terna - Rete Elettrica Nazionale	688	5,438
WEC Energy Group, Inc.	150	14,172
Xcel Energy, Inc.	253	17,394
		408,778
Electrical Components & Equipment – 1.7%
ABB Ltd.	781	28,919
Brother Industries Ltd.	125	2,569
Casio Computer Co. Ltd.	112	1,732
Emerson Electric Co.	281	29,646
Mabuchi Motor Co. Ltd.	25	876
Schneider Electric SE	255	45,544
		109,286
Electronics – 0.3%
Garmin Ltd.	70	12,210
Venture Corp. Ltd.	142	2,023
Yokogawa Electric Corp.	124	1,945
		16,178
Engineering & Construction – 0.7%
CK Infrastructure Holdings Ltd.	291	1,768
Infrastrutture Wireless Italiane SpA	168	1,997
Kajima Corp.	210	2,720
Obayashi Corp.	302	2,491
Singapore Technologies Engineering Ltd.	735	2,066
Skanska AB - B Shares	174	5,005
Taisei Corp.	90	2,822
Vinci SA	262	28,110
		46,979
Environmental Control – 0.2%
Republic Services, Inc.	99	12,289
SWECO AB (1)	195	3,415
		15,704
Food – 6.4%
AAK AB	92	2,198
Campbell Soup Co.	97	4,048
Coles Group Ltd.	603	7,968
Conagra Brands, Inc.	226	7,485
Danone SA	315	23,006
General Mills, Inc.	292	16,881
George Weston Ltd.	35	3,767
The Hershey Co.	69	12,261

	Shares	Value
Food – 6.4% (Continued)
Hormel Foods Corp.	134	$6,102
ICA Gruppen AB	43	2,137
The J.M. Smucker Co.	52	6,431
Kesko Oyj - B Shares	126	5,200
Koninklijke Ahold Delhaize NV	498	16,795
The Kroger Co.	326	15,006
Metro, Inc.	116	5,900
Mondelez International, Inc.	661	41,028
Nestle SA	1,249	157,807
NH Foods Ltd.	48	1,863
Nisshin Seifun Group, Inc.	126	2,069
Orkla ASA	348	3,105
Salmar ASA	27	1,808
Seven & i Holdings Co. Ltd.	370	16,217
Tesco PLC	3,689	12,954
Tyson Foods, Inc. - Class A	140	10,993
Wilmar International Ltd.	885	2,724
Woolworths Group Ltd.	599	18,277
		404,030
Forest Products & Paper – 0.7%
International Paper Co.	187	11,237
Mondi PLC	236	6,512
Oji Holdings Corp.	414	2,170
Smurfit Kappa Group PLC (1)	123	7,054
Stora Enso Oyj - R Shares	272	5,322
UPM-Kymmene Oyj	250	10,161
		42,456
Gas – 0.3%
Atmos Energy Corp.	62	6,046
China Gas Holdings Ltd.	1,080	3,131
Osaka Gas Co. Ltd.	194	3,643
Snam SpA	923	5,452
Tokyo Gas Co. Ltd.	200	3,852
		22,124
Hand & Machine Tools – 0.2%
Disco Corp.	13	3,792
Fuji Electric Co. Ltd.	61	2,646
Snap-on, Inc.	25	5,624
		12,062
Healthcare – Products – 0.3%
Koninklijke Philips NV	436	20,093

Healthcare – Services – 0.4%
Fresenius Medical Care AG & Co. KGaA	96	7,370
Fresenius SE & Co. KGaA	189	9,828
Sonic Healthcare Ltd.	222	7,042
		24,240

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

35

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.6% (Continued)
Home Builders – 0.3%
Daiwa House Industry Co. Ltd.	286	$8,737
Haseko Corp.	121	1,678
Iida Group Holdings Co. Ltd.	71	1,807
Sekisui Chemical Co. Ltd.	180	3,087
Sekisui House Ltd.	285	5,689
		20,998
Home Furnishings – 0.2%
Electrolux AB - Class B	117	2,961
Whirlpool Corp.	30	6,646
		9,607
Household Products & Wares – 0.1%
Henkel AG & Co. KGaA	48	4,318

Housewares – 0.1%
Newell Brands, Inc.	182	4,625

Insurance – 7.7%
Admiral Group PLC	125	6,212
Aflac, Inc.	301	17,061
Ageas SA/NV	84	4,199
Allianz SE	198	46,508
The Allstate Corp.	127	17,181
American International Group, Inc.	400	21,824
Assicurazioni Generali SpA	553	11,274
Aviva PLC	1,856	10,322
AXA SA	1,079	30,289
Cincinnati Financial Corp.	67	8,268
Dai-ichi Life Holdings, Inc.	488	9,637
Everest Re Group Ltd.	20	5,298
Fairfax Financial Holdings Ltd.	10	4,419
Fidelity National Financial, Inc.	116	5,664
Great-West Lifeco, Inc.	130	4,015
Hannover Rueck SE	29	5,339
The Hartford Financial Services Group, Inc.	170	11,427
iA Financial Corp., Inc.	52	2,879
Intact Financial Corp.	66	8,975
Japan Post Holdings Co. Ltd.	542	4,659
Japan Post Insurance Co. Ltd.	91	1,652
Legal & General Group PLC	2,846	10,583
M&G PLC	1,261	3,575
Mapfre SA	450	970
Marsh & McLennan Companies, Inc.	240	37,728
MetLife, Inc.	326	20,212
MS&AD Insurance Group Holdings, Inc.	220	7,119

	Shares	Value
Insurance – 7.7% (Continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67	$19,571
Principal Financial Group, Inc.	116	7,750
The Progressive Corp.	277	26,686
Prudential Financial, Inc.	187	19,800
Sompo Holdings, Inc.	153	6,724
Storebrand ASA	216	1,916
Sun Life Financial, Inc.	277	14,240
Suncorp Group Ltd.	597	5,445
T&D Holdings, Inc.	232	2,819
Tokio Marine Holdings, Inc.	306	14,977
The Travelers Company, Inc.	120	19,165
Zurich Insurance Group AG	72	31,596
		487,978
Internet – 0.1%
Trend Micro Inc/Japan	64	3,513

Investment Companies – 0.5%
Aker ASA	10	721
Industrivarden AB - Class A	57	2,096
Industrivarden AB - Class C	72	2,507
INVESTOR AB (1)	242	5,799
INVESTOR AB (1)	856	20,452
		31,575
Iron & Steel – 0.5%
Fortescue Metals Group Ltd.	845	12,969
Mineral Resources Ltd.	82	3,291
Nucor Corp.	141	16,576
		32,836
Leisure Time – 0.1%
Yamaha Motor Co. Ltd.	135	3,441

Machinery – Construction & Mining – 0.6%
Hitachi Ltd.	466	25,811
Sandvik AB	504	12,836
		38,647
Machinery – Diversified – 0.4%
Ebara Corp.	46	2,295
Husqvarna AB - Class B	189	2,532
Rockwell Automation, Inc.	54	17,574
		22,401
Media – 0.3%
Nippon Television Holdings, Inc.	80	851
Shaw Communications, Inc. - Class B	212	6,229
ViacomCBS, Inc. - Class B	277	11,482
		18,562

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

36

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.6% (Continued)
Mining – 1.8%
Anglo American PLC	565	$23,864
Boliden AB	128	4,458
Newmont Corp.	360	20,876
Norsk Hydro ASA	609	4,199
Rio Tinto Ltd.	177	14,496
Rio Tinto PLC	521	38,591
Sumitomo Metal Mining Co. Ltd.	122	4,691
		111,175
Miscellaneous Manufacturers – 2.6%
3M Co.	274	53,359
Eaton Corp. PLC	190	31,988
Siemens AG	380	63,177
Smiths Group PLC	192	3,812
Toshiba Corp.	197	8,562
Trelleborg AB - Class B	112	2,719
		163,617
Office & Business Equipment – 0.0%(3)
Seiko Epson Corp.	152	2,836

Oil & Gas – 1.7%
Canadian Natural Resources Ltd.	536	17,709
DCC PLC	46	3,913
ENEOS Holdings, Inc.	1,498	5,810
EOG Resources, Inc.	270	18,230
OMV AG	67	3,712
TotalEnergies SE	1,246	54,929
		104,303
Packaging & Containers – 0.3%
Amcor PLC	735	9,444
Huhtamaki Oyj	43	2,295
Packaging Corp. of America	44	6,675
		18,414
Pharmaceuticals – 13.6%
Astellas Pharma, Inc.	879	14,858
Cardinal Health, Inc.	139	7,296
CVS Health Corp.	618	53,389
Grifols SA	141	3,444
Johnson & Johnson	1,260	218,144
Medipal Holdings Corp.	82	1,570
Merck & Co., Inc.	1,208	92,158
Novartis AG	1,111	102,835
Otsuka Holdings Co. Ltd.	190	8,096
Pfizer, Inc.	2,713	124,988
Recordati Industria Chimica e Farmaceutica SpA	45	2,951
Roche Holding AG	12	5,371

	Shares	Value
Pharmaceuticals – 13.6% (Continued)
Roche Holding AG	331	$132,880
Sanofi	518	53,577
Shionogi & Co. Ltd.	150	9,492
Takeda Pharmaceutical Co. Ltd.	754	25,250
		856,299
Private Equity – 0.8%
3i Group PLC	465	8,560
Blackstone, Inc. - Class A	311	39,102
Intermediate Capital Group PLC	137	4,144
		51,806
Real Estate – 0.8%
Aeon Mall Co. Ltd.	44	672
CA Immobilien Anlagen AG	35	1,523
Castellum AB	97	2,822
Deutsche Wohnen SE	132	8,190
Fabege AB	122	2,209
Henderson Land Development Co. Ltd.	637	2,883
Hulic Co. Ltd.	154	1,808
Nomura Real Estate Holdings, Inc.	49	1,256
Sun Hung Kai Properties Ltd.	686	9,667
Vonovia SE	272	18,353
		49,383
Real Estate Investment Trusts (REITs) – 1.7%
Alexandria Real Estate Equities, Inc.	57	11,763
AvalonBay Communities, Inc.	65	14,923
Boston Properties, Inc.	67	7,570
Canadian Apartment Properties REIT	79	3,820
CapitaLand Integrated Commercial Trust	2,162	3,311
Extra Space Storage, Inc.	61	11,402
Frasers Logistics & Commercial Trust	1,253	1,397
Goodman Group	842	14,234
Japan Metropolitan Fund Invest	3	2,919
Japan Real Estate Investment Corp.	1	6,199
Keppel DC REIT	770	1,431
Mapletree Logistics Trust	1,410	2,128
Mirvac Group	1,867	4,257
Nippon Building Fund, Inc.	1	6,508
Nippon Prologis REIT, Inc.	1	3,609
Segro PLC	567	10,020
		105,491
Retail – 0.7%
ABC-Mart, Inc.	15	804
Best Buy Co., Inc.	110	12,816
Canadian Tire Corp Ltd. - Class A	27	4,102
Chow Tai Fook Jewellery Group Ltd.	838	1,698
Genuine Parts Co.	69	8,431
Sundrug Co. Ltd.	33	1,098
Walgreens Boots Alliance, Inc.	330	16,748
Yamada Holdings Co. Ltd.	362	1,559
		47,256

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Weekly Dividend ETF

37

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.6% (Continued)
Semiconductors – 3.1%
Advantest Corp.	90	$7,799
ASM Pacific Technology Ltd.	149	1,774
Intel Corp.	1,921	103,850
Texas Instruments, Inc.	432	82,473
		195,896
Shipbuilding – 0.0%(3)
Yangzijiang Shipbuilding Holdings Ltd.	1,290	1,573

Software – 1.5%
Koei Tecmo Holdings Co. Ltd.	27	1,156
Paychex, Inc.	153	17,514
The Sage Group PLC	508	5,189
SAP SE	478	71,921
		95,780
Telecommunications – 3.4%
Cisco Systems, Inc.	1,860	109,777
Corning, Inc.	360	14,397
Elisa Oyj	68	4,354
KDDI Corp.	734	22,516
Nippon Telegraph & Telephone Corp.	1,075	28,729
Orange SA	959	10,890
Rogers Communications, Inc. - Class B	166	8,444
Swisscom AG	12	7,040
Tele2 AB - Class B	212	3,174
Telecom Italia SpA	4,762	2,155
Telecom Italia SpA	3,440	1,660
		213,136
Toys, Games & Hobbies – 0.5%
Hasbro, Inc.	61	5,997
Nintendo Co. Ltd.	58	27,928
		33,925
Transportation – 1.0%
Aurizon Holdings Ltd.	849	2,346
C.H. Robinson Worldwide, Inc.	65	5,854
Deutsche Post AG	471	33,126
Kuehne + Nagel International AG	26	9,511
Mitsui OSK Lines Ltd.	49	3,791
Nippon Express Co. Ltd.	40	2,727
Nippon Yusen KK	72	5,813
		63,168
Total Common Stocks
(Cost $6,149,631)		6,282,977

	Shares	Value
Preferred Stocks – 0.2%
Auto Manufacturers – 0.1%
Porsche Automobil Holding SE	73	$7,390

Household Products & Wares – 0.1%
Henkel AG & Co. KGaA	83	8,107
Total Preferred Stocks
(Cost $17,125)		15,497

Short-Term Investments – 0.0%(3)
Money Market Funds – 0.0%(3)
First American Government Obligations Fund – Class X, 0.030%(2)	2,665	2,665
Total Short-Term Investments
(Cost $2,665)		2,665

Total Investments in Securities – 99.8%
(Cost $6,169,421)		6,301,139
Other Assets in Excess of Liabilities – 0.2%		10,618
Total Net Assets – 100.0%		$6,311,757

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of August 31, 2021.

(3)Does not round to 0.1% or (0.1)%, as applicable.

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited) (Continued)

SoFi Funds

38

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at August 31, 2021 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Gig Economy ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF

Assets:
Investments in securities, at value (Note 2)(1)	$332,211,426	$46,986,594	$31,096,802	$44,028,810	$21,672,580	$6,301,139
Foreign currency (cost of $-, $-, $-, $58, $-, and $76, respectively)	—	—	—	59	—	76
Receivables:
Fund shares sold	2,515,680	730,635	—	—	—	—
Investment securities sold	785,042	—	—	—	—	915,955
Dividends and interest	282,184	20,567	13,386	1,314	227,342	17,500
Securities lending (Note 5)	974	507	2,888	866	36	—
Total assets	335,795,306	47,738,303	31,113,076	44,031,049	21,899,958	7,234,670

Liabilities:
Collateral received for securities loaned (Note 5)	21,495,840	6,894,331	4,944,110	9,145,094	524,700	—
Payables:
Fund shares redeemed	838,560	—	—	—	—	—
Investment securities purchased	2,355,125	707,098	—	—	50,000	917,796
Distributions	—	—	—	—	—	2,500
Management fees, net (Note 4)	—	—	6,152	16,827	10,642	2,617
Total liabilities	24,689,525	7,601,429	4,950,262	9,161,921	585,342	922,913
Net Assets	$311,105,781	$40,136,874	$26,162,814	$34,869,128	$21,314,616	$6,311,757

Components of Net Assets:
Paid-in capital	$239,505,316	$32,744,293	$20,987,578	$32,842,582	$20,331,695	$6,187,205
Total distributable (accumulated) earnings (losses)	71,600,465	7,392,581	5,175,236	2,026,546	982,921	124,552
Net assets	$311,105,781	$40,136,874	$26,162,814	$34,869,128	$21,314,616	$6,311,757

Net Asset Value (unlimited shares authorized):
Net assets	$311,105,781	$40,136,874	$26,162,814	$34,869,128	$21,314,616	$6,311,757
Shares of beneficial interest issued and outstanding	18,550,000	2,750,000	650,000	950,000	200,000	125,000
Net asset value	$16.77	$14.60	$40.25	$36.70	$106.57	$50.49

Cost of investments	$269,675,035	$41,482,037	$28,794,490	$47,716,583	$20,993,643	$6,169,421

(1)Includes loaned securities with value of $21,056,270, $6,806,703, $4,939,694, $8,977,271, $514,827, and $-, respectively.

SoFi Funds

39

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS For the Periods Ended August 31, 2021 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Gig Economy ETF	SoFi Weekly Income ETF	SoFi Weekly Dividend ETF(1)

Investment Income:
Dividend income (net of foreign withholding tax of $329, $71, $-, $77, $-, and $1,390, respectively)	$1,455,989	$177,764	$43,599	$16,574	$6,150	$38,225
Securities lending income (Note 5)	4,350	6,200	26,537	12,064	210	—
Interest income	115	24	5	69	298,894	1
Total investment income	1,460,454	183,988	70,141	28,707	305,254	38,226

Expenses:
Management fees (Note 4)	231,381	30,781	30,132	117,100	59,473	7,513
Total expenses	231,381	30,781	30,132	117,100	59,473	7,513
Less: Management fee wavier (Note 4)	(231,381)	(30,781)	—	—	—	—
Net expenses	—	—	30,132	117,100	59,473	7,513
Net investment income (loss)	1,460,454	183,988	40,009	(88,393)	245,781	30,713

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	12,949,148	3,079,561	3,752,055	5,670,763	274,406	(2,547)
Foreign currency transactions	—	—	—	(1,308)	—	(1,305)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translations	30,578,704	(175,851)	2,212,806	(11,198,377)	23,513	131,691
Net realized and unrealized gain (loss) on investments	43,527,852	2,903,710	5,964,861	(5,528,922)	297,919	127,839
Net increase (decrease) in net assets resulting from operations	$44,988,306	$3,087,698	$6,004,870	$(5,617,315)	$543,700	$158,552

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to August 31, 2021.

SoFi Select 500 ETF

40

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,460,454	$1,585,705
Net realized gain (loss) on investments	12,949,148	(938,576)
Change in net unrealized appreciation/depreciation on investments	30,578,704	32,011,373
Net increase (decrease) in net assets resulting from operations	44,988,306	32,658,502

Distributions to Shareholders:
Net distributions to shareholders	(1,221,345)	(1,509,898)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	90,268,466	72,189,295
Total increase (decrease) in net assets	134,035,427	103,337,899

Net Assets:
Beginning of period/year	177,070,354	73,732,455
End of period/year	$311,105,781	$177,070,354

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	8,800,000	$135,003,166	6,900,000	$85,547,705	(3)
Shares redeemed	(2,950,000)	(44,734,700)	(1,300,000)	(13,358,410)
Net increase (decrease)	5,850,000	$90,268,466	5,600,000	$72,189,295

(3)Net variable fees of $8.

SoFi Next 500 ETF

41

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$183,988	$201,900
Net realized gain (loss) on investments	3,079,561	(693,794)
Change in net unrealized appreciation/depreciation on investments	(175,851)	6,192,697
Net increase (decrease) in net assets resulting from operations	3,087,698	5,700,803

Distributions to Shareholders:
Net distributions to shareholders	(161,040)	(192,104)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	12,591,375	9,974,455
Total increase (decrease) in net assets	15,518,033	15,483,154

Net Assets:
Beginning of period/year	24,618,841	9,135,687.00
End of period/year	$40,136,874	$24,618,841

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	1,600,000	$22,337,545	1,200,000	$12,542,035
Shares redeemed	(700,000)	(9,746,170)	(300,000)	(2,567,580)
Net increase (decrease)	900,000	$12,591,375	900,000	$9,974,455

SoFi Social 50 ETF

42

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$40,009	$25,832
Net realized gain (loss) on investments	3,752,055	1,688,603
Change in net unrealized appreciation/depreciation on investments	2,212,806	255,604
Net increase (decrease) in net assets resulting from operations	6,004,870	1,970,039

Distributions to Shareholders:
Net distributions to shareholders	(34,515)	(19,729)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	8,441,475	6,991,255
Total increase (decrease) in net assets	14,411,830	8,941,565

Net Assets:
Beginning of period/year	11,750,984	2,809,419.00
End of period/year	$26,162,814	$11,750,984

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	950,000	$31,595,060	800,000	$19,595,975
Shares redeemed	(700,000)	(23,153,585)	(550,000)	(12,604,720)
Net increase (decrease)	250,000	$8,441,475	250,000	$6,991,255

SoFi Gig Economy ETF

43

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(88,393)	$(56,109)
Net realized gain (loss) on investments	5,669,455	2,055,906
Change in net unrealized appreciation/depreciation on investments	(11,198,377)	7,869,637
Net increase (decrease) in net assets resulting from operations	(5,617,315)	9,869,434

Distributions to Shareholders:
Net distributions to shareholders	—	(86,786)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	(11,345,910)	34,626,975
Total increase (decrease) in net assets	(16,963,225)	44,409,623

Net Assets:
Beginning of period/year	51,832,353	7,422,730
End of period/year	$34,869,128	$51,832,353

(1)Summary of share transactions is as follows:

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021
	Shares	Value	Shares	Value
Shares sold	500,000	$18,255,900	950,000	$37,608,830
Shares redeemed	(800,000)	(29,601,810)	(100,000)	(2,981,855)
Net increase (decrease)	(300,000)	$(11,345,910)	850,000	$34,626,975

SoFi Weekly Income ETF

44

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended August 31, 2021 (Unaudited)	Period Ended February 28, 2021(1)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$245,781	$212,573
Net realized gain (loss) on investments	274,406	14,974
Change in net unrealized appreciation/depreciation on investments	23,513	655,424
Net increase (decrease) in net assets resulting from operations	543,700	882,971

Distributions to Shareholders:
Net dividends and distributions	(247,500)	(196,250)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	250,774	20,080,921
Total increase (decrease) in net assets	546,974	20,767,642

Net Assets:
Beginning of period	20,767,642	—
End of period	$21,314,616	$20,767,642

(1)The Fund commenced operations on October 1, 2020. The information presented is from October 1, 2020 to February 28, 2021.

(2)Summary of share transactions is as follows:

	Period Ended August 31, 2021 (Unaudited)			Period Ended February 28, 2021(1)
	Shares	Value		Shares	Value
Shares sold	150,000	$15,678,433		200,000	$20,080,921	(3)
Shares redeemed	(150,000)	(15,427,659	)(4)	—	—
Net increase (decrease)	—	$250,774		200,000	$20,080,921

(3)Net variable fees of $11,414.

(4)Net variable fees of $54,186.

SoFi Weekly Dividend ETF

45

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended August 31, 2021(1) (Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$30,713
Net realized gain (loss) on investments	(3,852)
Change in net unrealized appreciation/depreciation on investments	131,691
Net increase (decrease) in net assets resulting from operations	158,552

Distributions to Shareholders:
Net dividends and distributions	(34,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	6,187,205
Total increase (decrease) in net assets	6,311,757

Net Assets:
Beginning of period	—
End of period	$6,311,757

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended August 31, 2021 (1) (Unaudited)
	Shares	Value
Shares sold	125,000	$6,187,205
Shares redeemed	—	—
Net increase (decrease)	125,000	$6,187,205

SoFi Select 500 ETF

46

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of period	$13.94		$10.38		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.09		0.18		0.17
Net realized and unrealized gain (loss) on investments	2.81		3.54		0.33
Total from investment operations	2.90		3.72		0.50

Less Distributions:
From net investment income	(0.07)		(0.16)		(0.12)
	—		(0.00	)(6)	—
Total distributions	(0.07)		(0.16)		(0.12)

Net asset value, end of period	$16.77		$13.94		$10.38
Total return (4)	20.87	%(3)	36.04%		4.95	%(3)

Ratios / Supplemental Data:
Net assets, end of period (millions)	$311.1		$177.1		$73.7
Portfolio turnover rate	29	%(3)	26%		22	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19	%(5)	0.19%		0.19	%(5)
After management fees waived	0.00	%(5)	0.00%		0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.01	%(5)	1.25%		1.60	%(5)
After management fees waived	1.20	%(5)	1.44%		1.79	%(5)

(1)The Fund comenced operations on April 10, 2019. The information presented is from April 10. 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

SoFi Next 500 ETF

47

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021		Period Ended February 29, 2020(1)
Net asset value, beginning of period	$13.31		$9.62		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.08		0.16		0.13
Net realized and unrealized gain (loss) on investments	1.28		3.67		(0.40)
Total from investment operations	1.36		3.83		(0.27)

Less Distributions:
From net investment income	(0.07)		(0.14)		(0.11)
	—		(0.00	)(6)	—
Total distributions	(0.07)		(0.14)		(0.11)

Net asset value, end of period	$14.60		$13.31		$9.62
Total return(4)	10.20	%(3)	40.17%		(2.84	)%(3)

Ratios / Supplemental Data:
Net assets, end of period (millions)	$40.1		$24.6		$9.1
Portfolio turnover rate	58	%(3)	53%		55	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.19	%(5)	0.19%		0.19	%(5)
After management fees waived	0.00	%(5)	0.00%		0.00	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	0.95	%(5)	1.29%		1.29	%(5)
After management fees waived	1.14	%(5)	1.48%		1.48	%(5)

(1)The Fund comenced operations on April 10, 2019. The information presented is from April 10. 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

(6)Does not round to $0.01 or $(0.01), as applicable.

SoFi Social 50 ETF

48

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended August 31, 2020 (Unaudited)		Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of period	$29.38		$18.73	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.07		0.12	0.15
Net realized and unrealized gain (loss) on investments	10.85		10.64	(1.27)
Total from investment operations	10.92		10.76	(1.12)

Less Distributions:
From net investment income	(0.05)		(0.11)	(0.15)
Total distributions	(0.05)		(0.11)	(0.15)

Net asset value, end of period	$40.25		$29.38	$18.73
Total return(4)	37.20	%(3)	57.67%	(5.67	)%(3)

Ratios / Supplemental Data:
Net assets, end of period (millions)	$26.2		$11.8	$2.8
Portfolio turnover rate	148	%(3)	414%	168	%(3)
Ratio of expenses to average net assets	0.29	%(5)	0.29%	0.29	%(5)
Ratio of net investment income (loss) to average net assets	0.39	%(5)	0.52%	0.92	%(5)

(1)The Fund comenced operations on May 7, 2019. The information presented is from May 7. 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

SoFi Gig Economy ETF

49

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended August 31, 2021 (Unaudited)		Year Ended February 28, 2021	Period Ended February 29, 2020(1)
Net asset value, beginning of period	$41.47		$18.56	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.08)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(4.69)		23.14	(1.39)
Total from investment operations	(4.77)		23.03	(1.44)

Less Distributions:
From net investment income	—		(0.12)	—
Total distributions	—		(0.12)	—

Net asset value, end of period	$36.70		$41.47	$18.56
Total return(4)	(11.48	)%(3)	124.22%	(7.22	)%(3)

Ratios / Supplemental Data:
Net assets, end of period (millions)	$34.9		$51.8	$7.4
Portfolio turnover rate	73	%(3)	68%	33	%(3)
Ratio of expenses to average net assets	0.59	%(5)	0.59%	0.29	%(5)
Ratio of net investment income (loss) to average net assets	(0.45	)%(5)	(0.36)%	(0.36	)%(5)

(1)The Fund comenced operations on May 7, 2019. The information presented is from May 7. 2019 to February 29, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

SoFi Weekly Income ETF

50

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended August 31, 2021 (Unaudited)	Period Ended February 28, 2021(1)
Net asset value, beginning of period	$103.84	$100.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	1.30	1.16
Net realized and unrealized gain (loss) on investments	2.73	3.73
Total from investment operations	4.03	4.89

Less Distributions:
From net investment income	(1.30)	(1.05)
Total distributions	(1.30)	(1.05)

Net asset value, end of period	$106.57	$103.84
Total return(3)(4)	3.93%	4.91%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$21.3	$20.8
Portfolio turnover rate(3)	60%	8%
Ratio of expenses to average net assets(5)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(5)	2.44%	2.73%

(1)The Fund commenced operations on October 1, 2020. The information presented is from October 1, 2020 to February 28, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

SoFi Weekly Dividend ETF

51

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended August 31, 2021(1)
Net asset value, beginning of period	$50.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.31
Net realized and unrealized gain (loss) on investments	0.50
Total from investment operations	0.81

Less Distributions:
From net investment income	(0.32)
Total distributions	(0.32)

Net asset value, end of period	$50.49
Total return(3)(4)	1.66%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$6.3
Portfolio turnover rate(3)	35%
Ratio of expenses to average net assets(5)	0.49%
Ratio of net investment income (loss) to average net assets(5)	2.00%

(1)The Fund commenced operations on May 10, 2021. The information presented is from May 10, 2021 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

52

SoFi Funds

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF are diversified series of shares and the SoFi Gig Economy ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF are non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF and SoFi Gig Economy ETF commenced operations on May 7, 2019, the SoFi Weekly Income ETF commenced operations on October 1, 2020, and the SoFi Weekly Dividend ETF commenced operations on May 10, 2021.

The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Gig Economy ETF is long-term capital appreciation. The investment objective of the SoFi Weekly Income ETF is to seek to provide current income. The investment objective of the SoFi Weekly Dividend ETF is to seek to track the performance, before fees and expenses, of the SoFi Sustainable Dividend Index (together with the Solactive SoFi US 500 Growth Index, the Solactive SoFi US Next 500 Growth Index, and the SoFi Social 50 Index, the “Indexes”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited)

53

SoFi Funds

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2021:

SoFi Select 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$310,219,795	$—	$—	$310,219,795
Short-Term Investments	—	495,791	—	—	495,791
Investments Purchased With Collateral From Securities Lending (2)	21,495,840	—	—	—	21,495,840
Total Investments in Securities	$21,495,840	$310,715,586	$—	$—	$332,211,426

SoFi Next 500 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$40,059,945	$—	$—	$40,059,945
Escrow Units (1)	—	—	—	0	0
Short-Term Investments	—	32,318	—	—	32,318
Investments Purchased With Collateral From Securities Lending (2)	6,894,331	—	—	—	6,894,331
Total Investments in Securities	$6,894,331	$40,092,263	$—	$0	$46,986,594

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited) (Continued)

54

SoFi Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of February 28, 2021	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized depreciation	—
Purchases	0
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2021	$0	(3)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2021:	$0

(3)The security, Wright Medical Group N.V., is classified as a Level 3 security due to a lack of market activity and is valued at fair value as determined in good faith by the Valuation Committee of the Trust.

SoFi Social 50 ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$26,134,101	$—	$—	$26,134,101
Short-Term Investments	—	18,591	—	—	18,591
Investments Purchased With Collateral From Securities Lending (2)	4,944,110	—	—	—	4,944,110
Total Investments in Securities	$4,944,110	$26,152,692	$—	$—	$31,096,802

SoFi Gig Economy ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$34,453,368	$—	$—	$34,453,368
Short-Term Investments	—	430,348	—	—	430,348
Investments Purchased With Collateral From Securities Lending (2)	9,145,094	—	—	—	9,145,094
Total Investments in Securities	$9,145,094	$34,883,716	$—	$—	$44,028,810

SoFi Weekly Income ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$—	$796,381	$—	$796,381
Convertible Bonds (1)	—	—	101,388	—	101,388
Corporate Bonds (1)	—	—	18,763,818	—	18,763,818
Mortgage Backed Securities	—	—	311,831	—	311,831
Municipal Bonds	—	—	287,735	—	287,735
Preferred Stocks (1)	—	351,550	—	—	351,550
Short-Term Investments	—	535,177	—	—	535,177
Investments Purchased With Collateral From Securities Lending (2)	524,700	—	—	—	524,700
Total Investments in Securities	$524,700	$886,727	$20,261,153	$—	$21,672,580

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited) (Continued)

55

SoFi Funds

SoFi Weekly Dividend ETF

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$6,282,977	$—	$—	$6,282,977
Preferred Stock (1)	—	15,497	—	—	15,497
Short-Term Investments	—	2,665	—	—	2,665
Total Investments in Securities	$—	$6,301,139	$—	$—	$6,301,139

(1)See Schedule of Investment for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of August 31, 2021, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, and SoFi Gig Economy ETF are declared and paid at least semi-annually and for the SoFi Weekly Income ETF and SoFi Weekly Dividend ETF are declared and paid at least weekly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited) (Continued)

56

SoFi Funds

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by each Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.LIBOR Transition. In July 2017, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that banks were no longer required to provide rate information used to calculate LIBOR after December 31, 2021. This has created uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The potential effect of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. LIBOR likely will be phased out for all short-term lending arrangements by June 2023. Industry initiatives are underway to identify alternative reference rates such as the Secured Overnight Funding Rate (SOFR), which the Federal Reserve Bank of New York began publishing in April 2018; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The transition process to an alternative reference rate might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the value of some LIBOR-based investments and result in additional costs incurred in connection with closing out positions and entering into new trades. Because the usefulness of LIBOR as a reference rate could deteriorate during the transition period, these effects could occur prior to the end of 2021.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Asset-Backed Securities (“ABS”) Risk (SoFi Weekly Income ETF Only). The value of ABS may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

B.Call Risk (SoFi Weekly Income ETF Only). During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

C.Convertible Securities Risk (SoFi Weekly Income ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

D.Credit Risk (SoFi Weekly Income ETF Only). Issuers and/or counterparties may fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited) (Continued)

57

SoFi Funds

E.Currency Exchange Rate Risk (SoFi Gig Economy ETF Only). Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

F.Dividend Risk (SoFi Weekly Dividend ETF Only). Dividend payments may fluctuate widely in amounts. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time. An issuer of a security may be unwilling or unable to pay income on a security. Dividends are paid only when declared by an issuer’s board of directors, and the amount of any dividend may vary over time. The Fund’s NAV may fluctuate based on the timing of the receipt and payment of dividends.

G.Emerging Markets Risk (SoFi Gig Economy and SoFi Weekly Income ETF Only). Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political, and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

H.Equity Market Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF, and SoFi Weekly Dividend ETF Only). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

I.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk (SoFi Weekly Income ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or

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unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if hares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Funds, asset swings in the Funds and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”), believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. Because securities held by the SoFi Gig Economy ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchanges, make trading in shares inadvisable. In addition, trading in shares on the Exchanges is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchanges when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchanges may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

J.Event Risk (SoFi Weekly Income ETF Only). Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

K.Extension Risk (SoFi Weekly Income ETF Only). When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

L.Fixed Income Risk (SoFi Weekly Income ETF Only). The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of

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potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

M.Floating and Variable Rate Securities Risk (SoFi Weekly Income ETF Only). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Sub-Adviser (defined below). Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

N.Foreign Securities Risks (SoFi Gig Economy ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF Only). Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on its investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when shares are not priced, NAV may change at times when shares cannot be sold.

Foreign banks and securities depositories at which the Funds hold their foreign securities and cash may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Additionally, many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of each Fund’s investments.

O.High-Yield Securities Risk (SoFi Weekly Income ETF Only). Below investment grade instruments are commonly referred to as “junk” or high-yield instruments and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

P.Interest Rate Risk (SoFi Weekly Income ETF Only). The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

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NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited) (Continued)

Q.Mortgage-Backed Securities Risk (SoFi Weekly Income ETF Only). Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac. Although these mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. MBS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, MBS do not provide an effective means of locking in long-term interest rates for the investor. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS.

The mortgage market in the United States has experienced and may in the future experience difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) may increase and real-estate values may decline due to such difficulties, which may exacerbate such delinquencies and losses. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements may cause limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities and the Fund.

R.Municipal Securities Risk (SoFi Weekly Income ETF Only). Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from the project or the assets.

S.Non-Diversification Risk (SoFi Gig Economy ETF, SoFi Weekly Income ETF and SoFi Weekly Dividend ETF Only). A non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance.

T.REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the SoFi Weekly Income ETF, and review of the Sub-Adviser’s performance.

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Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Gig Economy ETF	0.59%	0.59%
SoFi Weekly Income ETF	0.59%	0.59%
SoFi Weekly Dividend ETF	0.49%	0.49%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2022 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Social 50 ETF, SoFi Gig Economy ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF. Management Fees for the period ended August 31, 2021 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), under which SoFi assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although SoFi has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, SoFi is entitled to a fee, to be paid by the Adviser, based on the total management fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs.

Income Research + Management (“IR+M”) (the “Sub-Adviser”) serves as a sub-adviser to the SoFi Weekly Income ETF pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the execution of the Fund’s portfolio investments. The Sub-Adviser is responsible for trading portfolio securities for the SoFi Weekly Income ETF, including selecting broker-dealers to execute purchase and sale transactions or, as applicable, in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	IR+M Sub-Advisory Fee
SoFi Weekly Income ETF	0.35% on first $20 million
0.30% on next $80 million
0.20% on next $200 million
0.15% on next $300 million
0.10% on next $400 million
0.075% on amounts over $1 billion

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser irrespective of any fee waiver.

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Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee or the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2021, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Select 500 ETF	$21,056,270	$21,495,840	6.8%
SoFi Next 500 ETF	6,806,703	6,894,331	17.0%
SoFi Social 50 ETF	4,939,694	4,944,110	18.9%
SoFi Gig Economy ETF	8,977,271	9,145,094	25.7%
SoFi Weekly Income ETF	514,827	524,700	2.4%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended August 31, 2021, the Funds each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The SoFi Weekly Dividend ETF did not lend securities during the period ended August 31, 2021.

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NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$159,998,444	$70,002,482
SoFi Next 500 ETF	31,330,596	18,701,437
SoFi Social 50 ETF	37,892,743	29,463,725
SoFi Gig Economy ETF	28,831,045	40,047,294
SoFi Weekly Income ETF	12,050,696	11,697,860
SoFi Weekly Dividend ETF	8,101,568	1,932,139

There were no purchases or sales of long-term U.S. Government securities for the period ended August 31, 2021.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2021 and year/period ended February 28, 2021, are as follows:

	Ordinary Income
	August 31, 2021	February 28, 2021
SoFi Select 500 ETF	$1,221,345	$1,505,371
SoFi Next 500 ETF	161,040	187,985
SoFi Social 50 ETF	34,515	19,729
SoFi Gig Economy ETF	—	86,786
SoFi Weekly Income ETF	247,500	196,250
SoFi Weekly Dividend ETF	34,000

	Long-Term Capital Gains
	August 31, 2021	February 28, 2021
SoFi Select 500 ETF	$—	$4,527
SoFi Next 500 ETF	—	4,119

As of the year/period ended February 28, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Gig Economy ETF	SoFi Weekly Income ETF
Cost of investments (3)	$152,312,855	$23,465,361	$13,274,518	$53,657,105	$20,078,146
Gross tax unrealized appreciation	35,652,527	6,137,942	735,087	10,003,810	698,196
Gross tax unrealized depreciation	(5,748,686)	(1,027,000)	(705,951)	(2,749,111)	(42,769)
Net tax unrealized appreciation (depreciation)	29,903,841	5,110,942	29,136	7,254,699	655,424
Undistributed ordinary income (loss)	367,371	28,494	8,694	599,273	31,297
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	367,371	28,494	8,694	599,273	31,297
Other accumulated gain (loss)	(2,437,708)	(673,513)	(832,949)	(210,111)	—
Total accumulated gain (loss)	27,833,504	4,465,923	(795,119)	7,643,861	686,721

(3)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

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Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of February 28, 2021, the Funds had no late year losses and the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF had short-term capital loss carryovers of $1,289,060, $312,576, and $805,344, respectively, and long-term capital loss carryovers of $1,148,648, and $360,937, and $27,605, respectively, both of which do not expire. The SoFi Weekly Dividend ETF had not commenced operations prior to February 28, 2021 and is not included in the chart above.

NOTE 8 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Weekly Income ETF, and SoFi Weekly Dividend ETF are listed and traded on NYSE Arca, Inc. and shares of the SoFi Gig Economy ETF are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF and SoFi Next 500 ETF is $500, for the SoFi Social 50 ETF, SoFi Gig Economy ETF, and SoFi Weekly Income ETF is $250, and for the SoFi Weekly Dividend ETF is $1,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with each Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS August 31, 2021 (Unaudited) (Continued)

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SoFi Funds

EXPENSE EXAMPLES For the Six Months Ended August 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2021 to August 31, 2021 for the SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi Social 50 ETF, SoFi Gig Economy ETF, and SoFi Weekly Income ETF, and from May 10, 2021 (commencement of operations) to August 31, 2021 for the SoFi Weekly Dividend ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from March 1, 2021 to August 31, 2021.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,208.70	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	—

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

SoFi Next 500 ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,102.00	$—
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	—

(2)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.00% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

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SoFi Funds

SoFi Social 50 ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(3)
Actual	$1,000.00	$1,372.00	$1.73
Hypothetical (5% annual return before expenses)	1,000.00	1,023.74	1.48

(3)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

SoFi Gig Economy ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(4)
Actual	$1,000.00	$885.20	$2.80
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

(4)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

SoFi Weekly Income ETF

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(5)
Actual	$1,000.00	$1,039.30	$3.03
Hypothetical (5% annual return before expenses)	1,000.00	1,022.23	3.01

(5)Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

SoFi Weekly Dividend ETF

	Beginning Account Value May 10, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(6)
Actual	$1,000.00	$1,016.60	$1.54

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period(7)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.74	$2.50

(6)The actual expenses are equal to the Fund’s annualized expense ratio for the most-recent six month period of 0.49%, multiplied by the average account value over the period, multiplied by 114/365 (to reflect the period from May 10, 2021 to August 31, 2021, the commencement of operations date to the end of the period).

(7)The hypothetical expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Six Months Ended August 31, 2021 (Unaudited) (Continued)

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SoFi Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on March 24, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SoFi Weekly Dividend ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees (as defined below) discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the Fund is designed to track the performance of an index, the performance of the Fund would not be the direct result of investment decisions made by the Adviser. However, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s trade execution services, including whether the Fund’s performance exhibited significant tracking error.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in multiple Morningstar categories.

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SoFi Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.The benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

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SoFi Funds

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the SoFi Weekly Dividend ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the SoFi Weekly Dividend ETF and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the SoFi Weekly Dividend ETF’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The SoFi Weekly Dividend ETF commenced operations on May 10, 2021 and was not a part of the Report but has adopted the Program upon commencement of operations.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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SoFi Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 358-0096 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (877) 358-0096 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etf.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 358-0096. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
(SoFi Weekly Income ETF Only)
Income Research + Management
100 Federal Street, 30th Floor
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi Social 50 ETF	SFYF	886364405
SoFi Gig Economy ETF	GIGE	886364504
SoFi Weekly Income ETF	TGIF	886364884
SoFi Weekly Dividend ETF	WKLY	886364736

Item 1. Reports to Stockholders.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/4/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	11/4/2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	11/4/2021

* Print the name and title of each signing officer under his or her signature.